UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

March 31, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (96.8%)
Government Obligations (52.2%)
U.S. Government and Agency Obligations (52.2%)
Federal Home Loan Mortgage Corporation (FHLMC) (12.0%)
$1,330,000		4.875%	11/15/13	$1,474,902
1,190,951	(k)	5.000%	04/01/35	1,231,389
714,881		5.000%	08/01/35	739,155
2,719,623		5.000%	11/01/35	2,811,968
1,035,000	(h)	5.000%	04/01/39	1,067,344
453,937	(k)	5.500%	12/01/17	476,266
853,696	(k)	5.500%	06/01/20	891,774
1,405,216		5.500%	10/01/20	1,467,895
3,724,867	(k)	5.500%	05/01/34	3,910,070
1,994,566	(k)	5.500%	10/01/34	2,086,338
865,000	(h)	5.500%	04/01/35	897,438
1,695,489		5.500%	07/01/35	1,763,126
1,534,879	(k)	5.500%	07/01/35	1,596,110
2,998,366	(k)	5.500%	10/01/35	3,134,738
3,907,801		5.500%	12/01/38	4,059,199
2,431,537	(k)	6.000%	11/01/33	2,553,612
284,245	(k)	6.500%	09/01/32	305,737
2,201,009		6.500%	06/01/36	2,325,546
1,920,000	(h)	6.500%	04/01/38	2,023,799
2,224,631	(k)	7.000%	12/01/37	2,356,058
				37,172,464
Federal National Mortgage Association (FNMA) (28.5%)
1,125,000		4.750%	12/15/10	1,192,598
185,825		5.000%	05/01/18	194,028
387,041		5.000%	06/01/18	402,957
795,509		5.000%	07/01/18	829,780
654,039		5.000%	11/01/33	677,084
299,656		5.000%	05/01/34	309,934
6,560,000	(h)	5.000%	04/01/35	6,769,100
2,032,313	(k)	5.000%	08/01/35	2,101,697
2,863,838		5.000%	10/01/35	2,961,611
1,005,367		5.000%	04/01/38	1,038,535
682,510		5.500%	01/01/17	717,005
120,027		5.500%	09/01/17	125,953
523,029		5.500%	02/01/18	548,704

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$1,012,220		5.500%	03/01/18	$1,062,747
2,650,078	(k)	5.500%	04/01/33	2,783,575
1,072,752		5.500%	05/01/33	1,127,007
731,128	(k)	5.500%	12/01/33	766,698
1,244,777		5.500%	01/01/34	1,297,388
1,249,768	(k)	5.500%	01/01/34	1,302,590
852,141		5.500%	02/01/34	893,573
2,331,067		5.500%	03/01/34	2,442,438
4,797,993		5.500%	04/01/34	5,017,411
296,615		5.500%	09/01/34	310,861
1,192,513	(k)	5.500%	02/01/35	1,241,425
2,440,333		5.500%	04/01/35	2,538,137
5,825,000	(h)	5.500%	04/01/35	6,045,255
1,980,830	(k)	5.500%	08/01/35	2,065,170
1,594,122		5.500%	10/01/35	1,670,689
1,407,289		5.500%	11/01/35	1,463,690
659,710	(k)	6.000%	09/01/17	691,663
790,073		6.000%	10/01/32	841,412
991,005	(k)	6.000%	10/01/32	1,055,380
1,202,916		6.000%	11/01/32	1,281,004
1,452,310		6.000%	03/01/33	1,546,285
205,304		6.000%	04/01/33	215,548
898,668		6.000%	12/01/33	943,505
2,635,000	(h)	6.000%	04/01/35	2,751,928
1,856,200		6.000%	12/01/35	1,943,010
890,660		6.000%	01/01/36	932,314
772,938		6.000%	07/01/37	808,198
1,448,856		6.000%	09/01/37	1,514,950
2,380,003		6.000%	07/01/38	2,488,573
1,210,045		6.000%	10/01/38	1,266,069
1,431,226		6.000%	12/01/38	1,496,515
439,486		6.500%	12/01/31	472,174
130,475	(k)	6.500%	02/01/32	140,094
681,989		6.500%	04/01/32	724,052
256,667		6.500%	05/01/32	275,449
549,731		6.500%	07/01/32	591,692
736,065		6.500%	08/01/32	791,985
553,880		6.500%	09/01/32	596,218

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$1,983,133	(k)	6.500%	09/01/32	$2,134,656
579,842		6.500%	10/01/32	624,308
650,000	(h)	6.500%	04/01/35	684,531
846,064	(k)	6.500%	08/01/37	892,278
5,787,958		6.500%	10/01/37	6,104,105
1,638,523		6.500%	11/01/37	1,728,022
399,504		7.000%	07/01/31	432,519
620,763		7.000%	09/01/31	672,176
627,482		7.000%	11/01/31	677,750
167,957		7.000%	02/01/32	181,413
91,231		7.000%	03/01/32	98,768
380,129		7.000%	07/01/32	411,515
401,079		7.500%	04/01/31	435,990
137,751		7.500%	05/01/31	149,451
				88,493,140
Government National Mortgage Association (GNMA) (2.2%)
25,456,095	(c) (f)	0.997%	06/17/45	990,257
429,437		5.500%	12/15/34	448,473
2,210,000	(h)	5.500%	04/01/35	2,299,781
1,616,580		5.500%	07/15/38	1,684,703
1,197,172		5.500%	10/15/38	1,247,621
22,297		8.500%	10/15/22	24,096
				6,694,931
U.S. Treasury (9.5%)
4,215,000	U.S. Treasury Bond	4.500%	05/15/38	4,921,012
7,115,000	U.S. Treasury Bond (i)	5.375%	02/15/31	8,970,457
1,206,922	U.S. Treasury Inflation-Indexed Notes (g)	1.875%	07/15/13	1,237,096
3,285,000	U.S. Treasury Notes	0.875%	02/28/11	3,291,274
925,000	U.S. Treasury Notes	1.375%	03/15/12	931,431
2,670,000	U.S. Treasury Notes	1.875%	02/28/14	2,699,210
7,480,000	U.S. Treasury Notes	2.750%	02/15/19	7,520,916
				29,571,396
	Total U.S. government and agency obligations (cost: $156,553,543)			161,931,932

Corporate Obligations (44.6%)
Asset-Backed Securities (.7%)
2,300,000	MBNA Credit Card Master Note Trust (c)	0.433%	12/15/11	2,283,938
Capital Goods (.7%)
Manufacturing (.5%)
1,570,000	Illinois Tool Works, Inc. - 144A Issue (e)	6.250%	04/01/19	1,582,750

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Capital Goods—continued
Waste Management (.2%)
$515,000	Waste Management, Inc.	6.375%	03/11/15	$515,064
Communication Services (.9%)
Broadcasting (.6%)
2,000,000	COX Communications, Inc.	7.125%	10/01/12	1,990,956
Telecommunication (.3%)
1,565,000	Nextel Communications, Inc.	6.875%	10/31/13	892,050
Consumer Cyclical (.6%)
Hardware and Tools (.6%)
1,900,000	Black & Decker Corporation	8.950%	04/15/14	1,877,390
Consumer Staples (4.1%)
Beverage (2.5%)
2,355,000	Bottling Group, LLC	6.950%	03/15/14	2,677,708
5,240,000	Miller Brewing Company - 144A Issue (e)	5.500%	08/15/13	5,046,932
				7,724,640
Entertainment (.5%)
1,610,000	Time Warner Cable, Inc.	7.500%	04/01/14	1,641,537
Retail (.2%)
495,000	Safeway, Inc.	6.250%	03/15/14	519,419
Tobacco (.9%)
700,000	Altria Group, Inc.	9.950%	11/10/38	698,536
1,975,000	Altria Group, Inc.	10.200%	02/06/39	2,017,535
				2,716,071
Energy (3.5%)
Electric Companies (.5%)
1,360,000	CenterPoint Energy Houston Electric, LLC	7.000%	03/01/14	1,418,303
Oil & Gas (1.4%)
960,000	Anadarko Petroleum Corporation	7.625%	03/15/14	953,851
940,000	Valero Energy Corporation	9.375%	03/15/19	970,428
2,265,000	Valero Energy Corporation	10.500%	03/15/39	2,334,522
				4,258,801
Oil & Gas Services (.4%)
1,340,000	Smith International, Inc.	8.625%	03/15/14	1,363,820
Pipelines (1.2%)
2,950,000	Energy Transfer Partners, LP	9.700%	03/15/19	3,132,800
660,000	Magellan Midstream Partners, LP (d)	6.400%	07/15/18	590,034
				3,722,834
Financial (31.0%)
Asset-Backed Securities (6.0%)
482,946	ABFS Mortgage Loan Trust (d) (l)	7.423%	12/15/33	216,202

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$583,342	Associates Manufactured Housing Pass-Through Certificates	7.725%	06/15/28	$563,005
1,270,000	Capital Auto Receivables Asset Trust - 144A Issue (e)	8.300%	02/18/14	877,139
2,230,000	Centex Home Equity (l)	5.048%	06/25/35	1,486,515
4,000,000	Citibank NA (c)	1.382%	03/30/11	3,997,876
502,115	Conseco Financial Corporation	6.400%	10/15/18	453,162
1,755,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (d) (m)	5.200%	12/15/35	795,784
2,971,956	Countrywide Asset-Backed Certificates (c)	5.934%	05/25/37	800,239
1,164,480	Countrywide Asset-Backed Certificates (c)	5.962%	03/25/34	183,363
523,510	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (e) (l)	6.240%	10/25/36	374,113
935,000	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (e) (l)	6.250%	10/25/36	504,532
2,275,000	Flagstar Home Equity Loan Trust - 144A Issue (e) (l)	5.997%	01/25/35	297,986
435,000	Ford Credit Auto Owner Trust - 144A Issue (d)	7.050%	12/15/13	253,188
780,000	Ford Credit Auto Owner Trust - 144A Issue (d)	7.120%	02/15/13	519,793
3,095,000	GMAC Mortgage Corporation Loan Trust (c) (k)	5.952%	08/25/37	710,290
2,000,000	GMAC Mortgage Corporation Loan Trust (k) (l)	6.088%	10/25/36	463,370
345,155	JPMorgan Auto Receivables Trust - 144A Issue (d)	7.090%	02/15/14	246,769
3,297,000	JPMorgan Mortgage Acquisition Corporation (l)	6.337%	08/25/36	1,063,035
3,303,946	Lehman XS Trust (l)	5.690%	12/25/35	2,295,193
236,860	National Collegiate Trust (m)	7.240%	09/20/14	75,328
209,107	Oakwood Mortgage Investors, Inc. (d)	8.100%	08/15/26	200,243
440,000	Origen Manufactured Housing	5.605%	05/15/22	308,144
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,077,099
699,639	Origen Manufactured Housing (c)	5.730%	11/15/35	441,069
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	474,338
54,928	Residential Funding Mortgage Securities II, Inc. (l)	5.090%	07/25/33	48,114
				18,725,889
Banks (.5%)
1,420,000	Bank of America NA	1.700%	12/23/10	1,429,319
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (2.9%)
2,324,980	Banc of America Alternative Loan Trust (c)	5.670%	11/25/35	293,002
2,272,041	Banc of America Alternative Loan Trust (c)	5.806%	01/25/36	238,187
1,820,493	Banc of America Alternative Loan Trust (c)	6.224%	05/25/46	343,596
750,540	Banc of America Alternative Loan Trust (c) (d)	6.284%	11/25/46	26,784
427,702	Banc of America Mortgage Securities, Inc.	5.750%	08/25/34	339,756

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$1,559,859	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	$148,838
57,000	Banco Hipotecario Nacional - 144A Issue (b) (d) (j)	7.916%	07/25/09	285
100,594	BlackRock Capital Finance, LP - 144A Issue (e)	7.750%	09/25/26	35,208
721,477	CitiMortgage Alternative Loan Trust (c) (d)	6.237%	07/25/37	13,670
1,912,240	CitiMortgage Alternative Loan Trust	6.250%	07/25/37	866,484
1,035,772	Global Mortgage Securitization, Ltd. (b) (k)	5.250%	04/25/32	618,684
1,948,592	Global Mortgage Securitization, Ltd. - 144A Issue (b) (d)	5.250%	11/25/32	1,383,879
2,032,571	JPMorgan Mortgage Trust (c)	5.133%	11/25/33	682,792
2,785,125	JPMorgan Mortgage Trust (c)	5.674%	09/25/35	485,506
1,856,413	JPMorgan Mortgage Trust (c)	5.732%	04/25/37	1,160,751
2,708,317	Lehman Mortgage Trust (c) (d)	6.863%	09/25/36	187,605
119,717	Mellon Residential Funding Corporation	6.750%	06/25/28	116,675
2,076,860	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,288,798
811,067	Structured Asset Securities Corporation (l)	5.630%	05/25/34	405,114
4,028,478	Wells Fargo Alternative Loan Trust (c)	6.158%	07/25/37	285,234
				8,920,848
Commercial Mortgage-Backed Securities (5.4%)
385,990	Asset Securitization Corporation (c) (f)	2.172%	08/13/29	70,041
2,445,000	Asset Securitization Corporation (c)	7.424%	02/14/43	1,480,486
6,556,566	Asset Securitization Corporation - 144A Issue (c) (e) (f)	1.681%	10/13/26	151,341
1,650,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (e)	6.200%	07/11/43	891,892
1,555,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (e)	5.064%	05/14/16	1,559,240
2,742,200	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (e)	6.000%	07/15/31	1,089,115
1,460,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (c) (e)	7.085%	10/15/36	678,441
1,451,374	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	1,458,696
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (c) (d)	5.618%	01/15/46	1,056,157
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	92,675
290,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (e)	5.570%	02/05/19	93,044
618,301	FFCA Secured Lending Corporation - 144A Issue (e) (k)	6.940%	09/18/25	537,310
865,000	GE Capital Commercial Mortgage Corporation - 144A Issue (e)	6.039%	08/11/36	487,155

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$1,115,000	GE Capital Commercial Mortgage Corporation - 144A Issue (e) (k)	6.314%	08/11/36	$544,551
1,352,000	GMAC Commercial Mortgage Securities, Inc. - 144A Issue (c) (e) (k)	5.310%	05/10/36	372,094
2,329,711	Hometown Commercial Mortgage - 144A Issue (d)	5.506%	11/11/38	953,919
2,310,815	Hometown Commercial Mortgage - 144A Issue (d) (m)	6.057%	04/11/17	670,136
725,000	JPMorgan Chase Commercial Mortgage Securities Corporation	3.837%	01/12/39	637,724
2,410,000	Morgan Stanley Capital I (c)	5.632%	06/12/12	2,004,723
21,429,843	Multi Security Asset Trust - 144A Issue (c) (d) (f)	1.067%	11/28/35	294,232
1,540,000	Multi Security Asset Trust - 144A Issue (c) (d)	5.880%	11/28/35	107,800
2,515,000	Timberstar Trust - 144A Issue (e) (m)	6.208%	10/15/36	1,640,253
				16,871,025
Equipment Finance (.6%)
1,745,000	John Deere Capital Corporation	2.875%	06/19/12	1,789,646
Finance - Diversified (7.1%)
3,350,000	Allied Capital Corporation (d)	6.625%	07/15/11	621,887
1,155,000	BP Capital Markets, PLC (b)	3.875%	03/10/15	1,158,466
195,000	Capmark Financial Group, Inc. (d)	6.300%	05/10/17	36,275
1,765,000	CME Group, Inc.	5.750%	02/15/14	1,819,081
3,475,000	General Electric Capital Corporation	1.625%	01/07/11	3,494,717
455,000	General Electric Capital Corporation	3.000%	12/09/11	468,486
2,400,000	HSBC Finance Corporation	5.700%	06/01/11	2,037,151
5,220,000	HSBC USA, Inc.	3.125%	12/16/11	5,394,442
2,900,000	Kinder Morgan Energy Partners, LP	9.000%	02/01/19	3,099,941
2,858,000	OneBeacon US Holdings, Inc. (d)	5.875%	05/15/13	2,194,192
1,740,000	Sovereign Bank	2.750%	01/17/12	1,774,082
				22,098,720
Insurance (2.1%)
1,385,000	Chubb Corporation (c)	6.375%	03/29/67	790,572
1,945,000	Liberty Mutual Group, Inc. - 144A Issue (d)	7.800%	03/15/37	740,693
2,800,000	StanCorp Financial Group, Inc. (d)	6.875%	10/01/12	2,465,285
1,000,000	StanCorp Financial Group, Inc. (c) (d)	6.900%	06/01/67	489,967
1,400,000	Symetra Financial Corporation - 144A Issue (d)	6.125%	04/01/16	1,087,152
1,050,000	Symetra Financial Corporation - 144A Issue (c) (d)	8.300%	10/15/37	341,250
1,000,000	The Travelers Companies, Inc. (c)	6.250%	03/15/37	530,662
				6,445,581
Investment Bankers/Brokers (5.2%)
2,175,000	American Capital, Ltd. (d)	6.850%	08/01/12	936,551

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$1,815,000	Jefferies Group, Inc. (d)	6.250%	01/15/36	$997,038
5,465,000	JPMorgan Chase & Company	2.625%	12/01/10	5,583,459
1,420,000	Lazard Group, LLC (d)	6.850%	06/15/17	1,143,375
1,580,000	Morgan Stanley	5.300%	03/01/13	1,519,263
110,000	Morgan Stanley	6.250%	08/28/17	102,100
4,815,000	The Goldman Sachs Group, Inc. (c)	1.379%	03/15/11	4,813,305
1,180,000	The Goldman Sachs Group, Inc.	5.700%	09/01/12	1,144,879
				16,239,970
Non-Agency Commercial Mortgage-Backed Securities (.6%)
1,810,000	PNC Funding Corporation	2.300%	06/22/12	1,827,430
Real Estate Investment Trust - Health Care (.4%)
1,585,000	Healthcare Realty Trust, Inc. (d)	5.125%	04/01/14	1,182,816
Real Estate Investment Trust - Shopping Retail (.2%)
1,000,000	Realty Income Corporation (d)	6.750%	08/15/19	690,284
Health Care (1.5%)
Biotechnology (.1%)
425,000	Amgen, Inc.	6.400%	02/01/39	408,561
Drugs (.6%)
1,955,000	Novartis Securities Investment, Ltd. (b)	5.125%	02/10/19	1,984,955
Managed Care (.4%)
1,550,000	Humana, Inc.	8.150%	06/15/38	1,142,979
Medical Products/Supplies (.4%)
1,255,000	Laboratory Corporation of America Holdings (d)	5.500%	02/01/13	1,206,806
Technology (.4%)
Computer Services & Software (.4%)
1,505,000	Intuit, Inc. (d)	5.750%	03/15/17	1,310,625
Transportation (.2%)
Railroads (.2%)
635,000	CSX Corporation	7.375%	02/01/19	588,291
Utilities (1.0%)
Electric Companies (1.0%)
1,125,000	Bruce Mansfield Unit (d)	6.850%	06/01/34	914,632
775,000	Nevada Power Company	7.125%	03/15/19	760,877
870,000	Pacificorp	6.000%	01/15/39	859,201
525,000	Pennsylvania Electric Company (d)	5.125%	04/01/14	491,906
				3,026,617
	Total corporate obligations (cost: $203,537,135)			138,397,934
	Total long-term debt securities (cost: $360,090,678)			300,329,866

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Preferred Stocks (.4%)
Financial (.4%)
Real Estate Investment Trust - Diversified (.2%)
37,902	PS Business Parks, Inc.	$606,811
Real Estate Investment Trust - Self Storage (.2%)
28,196	Public Storage, Inc.	479,332
	Total preferred stocks (cost: $1,652,450)	1,086,143

Short-Term Securities (9.2%)
Investment Companies (9.2%)
8,485,975	Dreyfus Treasury Cash Management Fund, current rate 0.070	8,485,975
20,146,592	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.050	20,146,592
	Total investment companies (cost: $28,632,567)	28,632,567
	Total short-term securities (cost: $28,632,567)	28,632,567
	Total investments in securities (cost: $390,375,695)(n)	$330,048,576
	Liabilities in excess of cash and other assets (-6.4%)	(19,857,044)
	Total net assets (100%)	$310,191,532

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	The Portfolio held 1.7% of net assets in foreign securities at March 31, 2009.
(c)	Variable rate security.
(d)

Represents ownership in an illiquid security.  (See note 4 of the Notes to Investments in Securities.)  Information concerning the illiquid securities held at March 31, 2009, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
ABFS Mortgage Loan Trust	09/19/05	$491,093
Allied Capital Corporation	07/20/06	3,349,665
American Capital, Ltd.	07/12/07	2,174,087
Banc of America Alternative Loan Trust	11/01/06	692,366
Banco Hipotecario Nacional-144A Issue*	01/08/01	69,485
Bruce Mansfield Unit	07/10/07	1,125,000
Capmark Financial Group, Inc.	05/03/07	194,686
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue*	02/28/06	3,562,569
CitiMortgage Alternative Loan Trust	07/30/07	485,165
Countryplace Manufactured Housing Contract -144A Issue*	06/29/05	1,754,843
Ford Credit Auto Owner Trust -144A Issue*	08/22/06	779,930
Ford Credit Auto Owner Trust -144A Issue*	06/19/07	434,917
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	1,931,938
Healthcare Realty Trust, Inc.	Various	1,540,718
Hometown Commercial Mortgage - 144A Issue*	11/28/06	2,352,973
Hometown Commercial Mortgage - 144A Issue*	06/07/07	2,307,824
Intuit, Inc.	03/07/07	1,498,318
Jefferies Group, Inc.	Various	1,796,215
JPMorgan Auto Receivables Trust - 144A Issue*	11/07/07	335,446
Laboratory Corporation of America Holdings	07/27/06	1,197,107
Lazard Group, LLC	Various	1,415,768
Lehman Mortgage Trust	03/15/07	2,802,675
Liberty Mutual Group, Inc. - 144A Issue*	Various	1,956,829
Magellan Midstream Partners, LP	07/09/08	659,947
Multi Security Asset Trust - 144A Issue*	02/24/05	870,052
Multi Security Asset Trust - 144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc.†	03/25/03	219,165
OneBeacon US Holdings, Inc.	Various	2,846,601
Pennsylvania Electric Company	03/29/04	524,144
Realty Income Corporation	08/30/07	998,270
StanCorp Financial Group, Inc.	05/23/07	998,070
StanCorp Financial Group, Inc.	Various	2,789,447
Symetra Financial Corporation - 144A Issue*	03/23/06	1,396,332
Symetra Financial Corporation - 144A Issue*	10/04/07	1,048,572
		$48,121,456

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

See accompanying notes to investments in securities.

(g)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	At March 31, 2009 the total cost of investments issued on a when-issued or forward commitment basis was $22,539,176.
(i)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2009, securities with an aggregate market value of $504,312 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	June 2009	49	Long	$47,285	$—
U.S. 10-Year Treasury Notes	June 2009	150	Long	414,906	—
U.S. 30-Year Treasury Bonds	June 2009	102	Short	—	304,781
		301		$462,191	$304,781

(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	Security pledged as collateral for when-issued purchase commitment outstanding as of March 31, 2009.
(l)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(m)	This security is being fair-valued according to procedures approved by the Board of Directors.
(n)	At March 31, 2009 the cost of securities for federal income tax purposes was $390,644,861. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$7,239,730
	Gross unrealized depreciation	(67,836,015)
	Net unrealized depreciation	$(60,596,285)

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

March 31, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Fair
Principal		Rate	Maturity	Value(a)
Commercial Paper (56.5%)
Basic Materials (2.9%)
Electrical Equipment (2.9%)
$1,000,000	Emerson Electric Company (d)	0.870%	04/21/09	$999,833
3,000,000	Emerson Electric Company (d)	1.090%	05/12/09	2,998,804
				3,998,637
Capital Goods (3.0%)
Machinery (2.5%)
1,500,000	Deere & Company (d)	1.000%	04/02/09	1,499,989
2,000,000	Deere & Company (d)	1.070%	05/13/09	1,998,787
				3,498,776
Office Equipment (.5%)
750,000	Pitney Bowes, Inc. (d)	0.820%	04/16/09	749,922
Consumer Cyclical (2.5%)
Household Products (2.5%)
2,500,000	Procter & Gamble Company (d)	0.730%	05/05/09	2,499,292
1,000,000	Procter & Gamble Company (d)	0.800%	06/10/09	999,242
				3,498,534
Consumer Staples (5.1%)
Beverage (2.2%)
500,000	The Coca-Cola Company (d)	1.010%	04/16/09	499,923
1,500,000	The Coca-Cola Company (d)	1.020%	04/13/09	1,499,850
1,000,000	The Coca-Cola Company (d)	1.580%	05/04/09	999,679
				2,999,452
Food (2.9%)
2,500,000	Nestle Capital Corporation (d)	0.520%	04/14/09	2,499,847
1,500,000	Nestle Capital Corporation (d)	0.730%	06/03/09	1,499,107
				3,998,954
Financial (23.2%)
Auto Finance (1.7%)
1,500,000	American Honda Finance Corporation	0.700%	04/07/09	1,499,875
850,000	American Honda Finance Corporation	0.960%	05/21/09	849,351
				2,349,226
Banks (4.7%)
1,805,000	American Express Centurion Bank (c)	0.525%	04/17/09	1,801,207
2,205,000	American Express Centurion Bank (c)	0.533%	09/22/09	2,135,621
2,565,000	National City Bank (c)	1.586%	06/29/09	2,551,412
				6,488,240
Banks Diversified (2.0%)
2,800,000	Citigroup, Inc. (c)	1.424%	06/09/09	2,790,040
Equipment Finance (1.3%)
1,755,000	CNH Equipment Trust (f)	1.736%	04/15/10	1,755,000

See accompanying notes to investments in securities.

				Fair
Principal		Rate	Maturity	Value(a)
Financial—continued
Finance - Diversified (6.0%)
$3,000,000	Avon Capital Corporation (d)	0.170%	04/27/09	$2,999,350
1,500,000	Avon Capital Corporation (d)	1.180%	04/09/09	1,499,910
3,745,000	HSBC Holdings, PLC (b)	7.500%	07/15/09	3,801,692
				8,300,952
Investment Bankers/Brokers (7.5%)
500,000	JPMorgan Chase & Company (c)	0.527%	06/26/09	498,910
1,472,000	JPMorgan Chase & Company (c)	1.516%	06/26/09	1,467,170
630,000	JPMorgan Chase & Company (c)	2.222%	06/05/09	628,784
3,700,000	Morgan Stanley (c)	1.291%	05/07/09	3,683,847
4,125,000	The Goldman Sachs Group, Inc. (c)	1.588%	06/23/09	4,084,804
				10,363,515
Health Care (13.4%)
Chemicals (.7%)
1,000,000	Pfizer, Inc. (d)	0.790%	05/20/09	999,619
Medical Laboratories (4.8%)
1,100,000	Abbott Laboratories (d)	0.510%	05/14/09	1,099,710
2,000,000	Abbott Laboratories (d)	0.560%	05/04/09	1,999,432
3,495,000	Roche Holdings, Inc. - 144A Issue (c) (e)	0.000%	02/25/10	3,512,474
				6,611,616
Medical Products/Supplies (5.0%)
1,500,000	Johnson & Johnson (d)	0.540%	04/20/09	1,499,857
2,500,000	Johnson & Johnson (d)	0.720%	05/06/09	2,499,174
2,900,000	Medtronic, Inc. (d)	0.580%	04/23/09	2,899,473
				6,898,504
Manufacturing (2.9%)
3,850,000	3M Company - 144A Issue (e)	7.139%	12/12/10	3,992,304
Technology (4.5%)
Aerospace/Defense (1.4%)
2,000,000	Honeywell International, Inc. (d)	1.080%	04/24/09	1,999,680
Computer Hardware (3.1%)
1,000,000	Hewlett-Packard Company (d)	0.770%	04/02/09	999,991
2,000,000	Hewlett-Packard Company (d)	1.020%	04/13/09	1,999,747
1,300,000	Hewlett-Packard Company (d)	1.260%	06/04/09	1,299,122
				4,298,860
Utilities (1.9%)
Electric Companies (1.9%)
2,590,000	Florida Power & Light Company	5.875%	04/01/09	2,590,000
	Total commercial paper (cost: $78,181,831)			78,181,831

See accompanying notes to investments in securities.

				Fair
Principal		Rate	Maturity	Value(a)
U.S. Government Obligations (35.5%)
Discount Note (35.5%)
$2,000,000	Federal Home Loan Mortgage Corporation	0.150%	05/28/09	$1,999,367
2,000,000	Federal Home Loan Mortgage Corporation	0.170%	06/22/09	1,999,134
1,500,000	Federal Home Loan Mortgage Corporation	0.220%	04/28/09	1,499,775
3,000,000	Federal Home Loan Mortgage Corporation	0.290%	04/08/09	2,999,854
2,500,000	Federal Home Loan Mortgage Corporation	0.330%	06/08/09	2,498,536
3,000,000	Federal Home Loan Mortgage Corporation	0.360%	06/15/09	2,997,875
500,000	Federal Home Loan Mortgage Corporation	0.920%	04/17/09	499,778
2,000,000	Federal National Mortgage Association	0.160%	07/08/09	1,999,129
1,500,000	Federal National Mortgage Association	0.170%	07/07/09	1,499,353
1,500,000	Federal National Mortgage Association	0.190%	04/06/09	1,499,956
3,000,000	Federal National Mortgage Association	0.230%	05/26/09	2,999,038
3,000,000	Federal National Mortgage Association	0.230%	06/17/09	2,998,652
3,000,000	Federal National Mortgage Association	0.240%	07/06/09	2,998,160
2,000,000	Federal National Mortgage Association	0.260%	06/11/09	1,999,408
2,500,000	Federal National Mortgage Association	0.290%	05/12/09	2,499,288
1,000,000	Federal National Mortgage Association	0.330%	04/15/09	999,868
3,500,000	Federal National Mortgage Association	0.330%	05/07/09	3,499,125
3,000,000	Federal National Mortgage Association	0.340%	04/30/09	2,999,420
1,600,000	Federal National Mortgage Association	0.340%	05/19/09	1,599,573
2,000,000	Federal National Mortgage Association	0.350%	05/18/09	1,999,191
2,500,000	Federal National Mortgage Association	0.380%	05/27/09	2,498,833
2,500,000	Federal National Mortgage Association	0.860%	04/03/09	2,499,875
	Total U.S. government obligations (cost: $49,083,188)			49,083,188
Other Short-Term Investments (7.1%)
Asset-Backed Securities (7.1%)
679,354	Bank of America Auto Trust - 144A Issue (e)	2.954%	09/20/09	679,354
3,650,000	Ford Credit Auto Owner Trust (c) (f)	1.740%	04/15/10	3,650,000
28,770	Merrill Auto Trust	2.917%	08/17/09	28,770
1,740,000	Nissan Auto Receivables Owner Trust (c)	1.764%	04/15/10	1,740,000
1,386,616	Nissan Auto Receivables Owner Trust (c)	3.037%	12/15/09	1,386,616
2,397,553	Valet 2008	2.358%	01/20/10	2,397,553
	Total other short-term investments (cost: $9,882,293)			9,882,293

See accompanying notes to investments in securities.

		Fair
Shares		Value(a)
Investment Companies (.4%)
600,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.050%	$600,000
	Total investment companies (cost: $600,000)	600,000
	Total investments in securities (cost: $137,747,312)(g)	$137,747,312
	Cash and other assets in excess of liabilities (.5%)	734,340
	Total net assets (100%)	$138,481,652

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.
(b)	The Portfolio held 2.7% of net assets in foreign securities at March 31, 2009.
(c)	Variable rate security.
(d)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 29.3% of the Portfolio’s net assets as of March 31, 2009.

(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)	This security is being fair-valued according to procedures approved by the Board of Directors.
(g)	Also represents the cost of securities for federal income tax purposes at March 31, 2009.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

March 31, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Fair
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (95.3%)
Government Obligations (65.6%)
U.S. Government and Agency Obligations (65.6%)
Federal Home Loan Mortgage Corporation (FHLMC) (9.6%)
$1,000,000		5.000%	06/15/31	$1,041,439
1,295,000		5.000%	05/15/35	1,303,285
786,747		5.000%	08/01/35	813,461
1,131,910		5.000%	11/01/35	1,170,344
430,000	(h)	5.000%	04/01/39	443,438
569,131	(k)	5.500%	06/01/20	594,516
526,681		5.500%	10/01/20	550,173
539,084		5.500%	05/01/34	565,872
334,863	(k)	5.500%	05/01/34	351,529
920,000	(h)	5.500%	04/01/35	954,500
1,258,728	(k)	6.000%	11/01/33	1,321,923
745,000	(h)	6.000%	04/01/38	778,757
618,771		6.250%	12/15/23	664,363
330,655		6.500%	11/01/32	351,224
210,000	(h)	6.500%	04/01/38	221,353
				11,126,177
Federal National Mortgage Association (FNMA) (51.0%)
500,000	(h)	4.500%	04/01/39	510,938
400,000	(i)	4.750%	12/15/10	424,035
873,376		5.000%	05/01/18	911,931
628,399	(k)	5.000%	10/01/20	653,980
2,266,185	(k)	5.000%	11/01/33	2,346,032
4,638,907		5.000%	03/01/34	4,798,007
574,333		5.000%	05/01/34	594,030
3,530,000	(h)	5.000%	04/01/35	3,642,519
568,758		5.500%	01/01/17	597,504
565,437		5.500%	02/01/18	593,193
1,277,928	(k)	5.500%	03/01/18	1,341,718
810,501		5.500%	02/01/24	846,644
1,892,913	(k)	5.500%	04/01/33	1,988,268
689,165		5.500%	05/01/33	721,327
186,922		5.500%	01/01/34	194,822
187,091	(k)	5.500%	01/01/34	194,998
2,941,183		5.500%	03/01/34	3,092,130
1,519,274		5.500%	04/01/34	1,581,588

See accompanying notes to investments in securities.

				Fair
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$2,230,761	(k)	5.500%	04/01/34	$2,344,883
231,589		5.500%	05/01/34	241,088
988,717		5.500%	09/01/34	1,036,203
855,633		5.500%	10/01/34	890,727
1,158,224		5.500%	02/01/35	1,209,508
4,133,000	(h)	5.500%	04/01/35	4,289,277
837,618		5.500%	08/01/35	873,282
261,305		5.500%	10/01/35	274,147
212,236		5.500%	05/01/38	220,497
142,019		6.000%	09/01/32	151,274
1,645,770		6.000%	10/01/32	1,752,684
1,211,378		6.000%	11/01/32	1,290,020
1,312,079		6.000%	03/01/33	1,396,994
517,890		6.000%	04/01/33	543,729
437,925		6.000%	12/01/33	459,774
531,948		6.000%	08/01/34	557,823
327,931		6.000%	09/01/34	343,882
147,944		6.000%	11/01/34	155,140
1,772,366		6.000%	12/01/34	1,858,579
1,190,000	(h)	6.000%	04/01/35	1,242,806
344,134		6.000%	11/01/36	360,068
522,870		6.000%	07/01/37	546,722
981,515		6.000%	09/01/37	1,026,289
815,751		6.000%	07/01/38	852,963
870,539		6.000%	12/01/38	910,251
1,111,575		6.500%	02/01/32	1,193,736
418,681		6.500%	04/01/32	444,504
183,333		6.500%	05/01/32	196,749
1,396,008		6.500%	07/01/32	1,502,811
36,866		6.500%	09/01/32	39,130
95,374		6.500%	09/01/34	100,931
74,443		6.500%	11/01/34	78,781
780,003		6.500%	03/01/35	827,893
420,000	(h)	6.500%	04/01/35	442,313
346,686		6.500%	02/01/36	365,967
640,234		6.500%	06/01/36	675,241
1,514,953	(k)	6.500%	09/01/37	1,597,702
566,449		7.000%	09/01/31	612,405

See accompanying notes to investments in securities.

				Fair
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$61,518		7.000%	11/01/31	$66,446
379,417		7.000%	02/01/32	410,763
72,322	(k)	7.000%	07/01/32	78,294
212,992		7.000%	10/01/37	226,836
217,445	(k)	7.000%	10/01/37	231,578
134,516		7.500%	04/01/31	146,225
				59,100,579
Government National Mortgage Association (GNMA) (4.9%)
21,328,229	(c) (f)	0.813%	03/16/42	110,706
17,791,720	(c) (f)	0.997%	06/17/45	692,109
5,801,478	(c) (f)	1.337%	07/16/40	156,638
9,176,978	(c) (f)	1.393%	03/16/34	274,998
794,076	(k)	5.000%	05/15/33	826,997
1,616,705		5.500%	12/15/34	1,688,369
460,000	(h)	5.500%	04/01/35	478,688
845,889		5.500%	07/15/38	881,535
630,609		5.500%	10/15/38	657,183
				5,767,223
Vendee Mortgage Trust (.1%)
121,680	Vendee Mortgage Trust	7.793%	02/15/25	129,323
	Total U.S. government and agency obligations (cost: $74,779,512)			76,123,302

Asset-Backed Securities (10.0%)
381,379	ABFS Mortgage Loan Trust (g)	6.990%	12/25/31	153,300
983,389	ABFS Mortgage Loan Trust (d) (g)	7.423%	12/15/33	440,238
433,527	Associates Manufactured Housing Pass-Through Certificates	7.900%	03/15/27	430,115
426,920	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	411,116
3,355,802	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	3,364,271
625,000	Capital Auto Receivables Asset Trust - 144A Issue (e)	8.300%	02/18/14	431,663
350,000	Centex Home Equity (g)	5.048%	06/25/35	233,310
101,015	Conseco Financial Corporation	7.950%	08/15/25	97,862
227,601	Conseco Financial Corporation	8.300%	11/15/19	209,272
269,343	Conseco Financial Corporation (k)	8.400%	06/15/19	281,143
1,080,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (d) (l)	4.800%	12/15/35	689,682
111,838	Countrywide Asset-Backed Certificates (c)	0.632%	07/25/27	102,321
1,463,269	Countrywide Asset-Backed Certificates (g)	6.518%	01/25/29	188,634

See accompanying notes to investments in securities.

				Fair
Principal		Coupon	Maturity	Value(a)
Asset-Backed Securities—continued
$1,006,545	Credit-Based Asset Servicing and Securitization, LLC (g)	5.109%	05/25/35	$945,948
897,446	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (e) (g)	5.970%	10/25/36	680,875
875,000	Flagstar Home Equity Loan Trust - 144A Issue (e) (g)	5.997%	01/25/35	114,610
220,000	Ford Credit Auto Owner Trust - 144A Issue (d)	7.050%	12/15/13	128,049
425,000	Ford Credit Auto Owner Trust - 144A Issue (d)	7.120%	02/15/13	283,220
1,805,000	JPMorgan Mortgage Acquisition Corporation (g)	6.337%	08/25/36	581,977
251,494	Lehman XS Trust (g)	5.690%	12/25/35	174,709
228,060	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	216,743
230,308	Oakwood Mortgage Investors, Inc. (d)	8.100%	08/15/26	220,546
500,000	Origen Manufactured Housing	4.750%	08/15/21	398,105
260,000	Origen Manufactured Housing	5.605%	05/15/22	182,085
500,000	Origen Manufactured Housing	5.910%	01/15/37	267,109
471,257	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	111,626
415,232	Residential Asset Mortgage Products, Inc. (g)	5.597%	12/25/33	184,072
49,935	Residential Funding Mortgage Securities II, Inc. (g)	5.090%	07/25/33	43,740
	Total asset-backed securities (cost: $18,155,220)			11,566,341

Other Mortgage-Backed Securities (19.7%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (11.7%)
1,689,897	Banc of America Alternative Loan Trust (c)	5.581%	09/25/35	249,238
778,118	Banc of America Alternative Loan Trust (c)	5.670%	11/25/35	44,459
1,126,670	Banc of America Alternative Loan Trust (c)	5.806%	01/25/36	126,260
193,081	Banc of America Alternative Loan Trust	6.000%	12/25/34	134,071
1,017,755	Banc of America Alternative Loan Trust (c)	6.224%	05/25/46	116,636
1,644,201	Banc of America Funding Corporation (c) (k)	5.009%	09/20/34	1,012,783
1,345,850	Banc of America Funding Corporation	6.500%	07/20/32	946,372
1,140,000	Banc of America Mortgage Securities, Inc.	5.500%	02/25/34	870,901
919,559	Banc of America Mortgage Securities, Inc.	5.750%	08/25/34	730,475
10,000	Banco Hipotecario Nacional - 144A Issue (b) (c) (d) (j)	1.839%	03/25/11	50
425	Banco Hipotecario Nacional - 144A Issue (b) (d) (j)	7.540%	05/31/17	2
50,980	Banco Hipotecario Nacional - 144A Issue (b) (d) (j)	7.916%	07/25/09	255
476,094	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	493,390
959,513	BlackRock Capital Finance, LP - 144A Issue (e)	7.750%	09/25/26	335,830
359,256	CitiMortgage Alternative Loan Trust (c) (d)	6.237%	07/25/37	6,807

See accompanying notes to investments in securities.

				Fair
Principal		Coupon	Maturity	Value(a)
Other Mortgage-Backed Securities—continued
$883,434	First Horizon Asset Securities, Inc. (c)	5.970%	08/25/37	$89,580
664,749	Global Mortgage Securitization, Ltd. (b)	5.250%	04/25/32	397,066
486,968	Global Mortgage Securitization, Ltd. (b) (c)	5.398%	04/25/32	153,350
1,617,699	Global Mortgage Securitization, Ltd. - 144A Issue (b) (d)	5.250%	11/25/32	1,150,613
1,125,000	JPMorgan Alternative Loan Trust (c)	5.950%	11/25/36	571,671
981,551	JPMorgan Mortgage Trust (c)	4.813%	07/25/35	84,220
505,884	JPMorgan Mortgage Trust (c)	5.137%	11/25/33	281,640
1,392,562	JPMorgan Mortgage Trust (c)	5.674%	09/25/35	242,753
1,475,000	JPMorgan Mortgage Trust (c)	6.044%	10/25/36	686,948
948,668	JPMorgan Mortgage Trust	6.196%	08/25/36	121,220
202,996	Morgan Stanley Dean Witter Capital I (c)	6.510%	04/25/17	151,056
129,976	Prudential Home Mortgage Securities - 144A Issue (e)	7.900%	04/28/22	132,487
15,460	Prudential Home Mortgage Securities - 144A Issue (c) (e)	7.963%	09/28/24	10,815
826,040	RESI Finance, LP - 144A Issue (b) (c) (d) (l)	1.946%	09/10/35	338,032
1,374,401	Residential Accredit Loans, Inc.	5.750%	06/25/33	921,001
125,419	Residential Accredit Loans, Inc. - 144A Issue (e)	6.250%	03/25/14	108,415
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (c)	5.400%	11/25/35	249,655
17,418	Structured Asset Mortgage Investments, Inc. (c)	5.632%	04/30/30	14,393
26,912	Structured Asset Mortgage Investments, Inc. (c)	5.642%	04/30/30	23,791
869,203	Structured Asset Securities Corporation	5.250%	08/25/33	538,304
1,293,568	Structured Asset Securities Corporation (g)	5.630%	05/25/34	646,116
1,982,750	Structured Asset Securities Corporation (g)	6.000%	06/25/34	1,084,840
101,480	Structured Asset Securities Corporation (g)	6.290%	11/25/32	48,481
1,040,000	Wells Fargo Alternative Loan Trust	6.000%	07/25/37	365,634
897,564	Wells Fargo Alternative Loan Trust (c)	6.158%	07/25/37	70,420
1,130,335	Wells Fargo Alternative Loan Trust (c) (d)	6.158%	07/25/37	54,215
				13,604,245
Commercial Mortgage-Backed Securities (8.0%)
1,376,564	Asset Securitization Corporation (c) (f)	2.172%	08/13/29	249,789
913,793	Asset Securitization Corporation (d) (f)	2.433%	08/13/27	164,491
8,445,679	Asset Securitization Corporation - 144A Issue (c) (e) (f)	1.681%	10/13/26	194,947
550,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (e)	4.900%	09/11/36	249,271
460,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (c) (e)	5.104%	12/10/42	151,794
1,000,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (e)	6.200%	07/11/43	540,541
725,000	Bear Stearns Commercial Mortgage Securities, Inc.	6.500%	02/15/32	496,843
552,690	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	555,479
450,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (e)	5.570%	02/05/19	144,379

See accompanying notes to investments in securities.

				Fair
Principal		Coupon	Maturity	Value(a)
Other Mortgage-Backed Securities—continued
$2,726,000	FFCA Secured Lending Corporation - 144A Issue (c) (d)	1.656%	02/18/22	$2,622,533
1,290,000	FFCA Secured Lending Corporation - 144A Issue (c) (d)	1.906%	02/18/22	1,226,352
108,819	GMAC Commercial Mortgage Securities, Inc. (d) (l)	5.940%	07/01/13	94,672
1,234,095	Hometown Commercial Mortgage - 144A Issue (d)	5.506%	11/11/38	505,310
365,000	JPMorgan Chase Commercial Mortgage Securities Corporation	3.837%	01/12/39	321,061
1,500,000	JPMorgan Chase Commercial Mortgage Securities
	Corporation - 144A Issue (e)	6.221%	10/12/37	908,393
300,000	LB-UBS Commercial Mortgage Trust - 144A Issue (c) (e)	4.846%	02/15/37	129,658
18,134,542	Multi Security Asset Trust - 144A Issue (c) (d) (f)	1.067%	11/28/35	248,987
990,000	Multi Security Asset Trust - 144A Issue (c) (d)	5.880%	11/28/35	69,300
500,000	Nationslink Funding Corporation - 144A Issue (e)	5.000%	08/20/30	422,995
				9,296,795
	Total other mortgage-backed securities (cost: $48,510,674)			22,206,443
	Total long-term debt securities (cost: $141,445,406)			110,590,683

Short-Term Securities (15.4%)

Shares
Investment Companies (15.4%)
6,754,108	Dreyfus Treasury Cash Management Fund, current rate 0.070%	6,754,108
2,500,000	Federated Government Obligations Fund, current rate 0.370%	2,500,000
8,560,443	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.050%	8,560,443
	Total short-term securities (cost: $17,814,551)	17,814,551
	Total investments in securities (cost: $159,259,957)(m)	$128,405,234
	Liabilities in excess of cash and other assets (-10.7%)	(12,431,838)
	Total net assets (100%)	$115,973,396

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.
(b)	The Portfolio held less than 1.8% of net assets in foreign securities at March 31, 2009.
(c)	Variable rate security.
(d)

Represents ownership in an illiquid security.  (See note 4 of the Notes to Investments in Securities.)  Information concerning the illiquid securities held at  March 31, 2009, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
ABFS Mortgage Loan Trust	04/20/05	$1,006,125
Asset Securitization Corporation†	Various	87,015
Banco Hipotecario Nacional - 144A Issue*	05/18/00	375
Banco Hipotecario Nacional - 144A Issue*	09/06/02	1,078
Banco Hipotecario Nacional - 144A Issue*	Various	61,027
CitiMortgage Alternative Loan Trust	07/30/07	241,879
Countryplace Manufactured Housing Contract - 144A Issue*	06/29/05	1,079,864
FFCA Secured Lending Corporation - 144A Issue*	05/14/03	2,384,398
FFCA Secured Lending Corporation - 144A Issue*	05/19/03	1,086,220
Ford Credit Auto Owner Trust - 144A Issue*	08/22/06	424,962
Ford Credit Auto Owner Trust - 144A Issue*	06/19/07	219,958
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	1,604,012
GMAC Commercial Mortgage Securities†	Various	103,702
Hometown Commercial Mortgage - 144A Issue*	11/28/06	1,246,418
Multi Security Asset Trust - 144A Issue*	02/24/05	736,262
Multi Security Asset Trust - 144A Issue*	02/24/05	976,199
Oakwood Mortgage Investors, Inc.†	Various	240,268
RESI Finance, LP - 144A Issue*	06/01/06	840,752
Wells Fargo Alternative Loan Trust	06/26/07	1,074,519
		$13,415,033

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(g)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(h)	At March 31, 2009 the total cost of investments issued on a when-issued or forward commitment basis is $13,004,589.

See accompanying notes to investments in securities.

(i)	Fully or partially pledged as initial margin deposit on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2009, securities with an aggregate market value of $424,035 have been segregated to cover margin requirements for the following open futures contracts

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 5-Year Treasury Notes	June 2009	34	Short	$—	$79,018
U.S. 10 Year Treasury Notes	June 2009	10	Short	—	41,053
U.S. 30 Year Treasury Bonds	June 2009	54	Short	—	161,359
		98		$0	$281,430

(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	Security pledged as collateral for when-issued purchase commitments outstanding as of March 31, 2009.
(l)	This security is being fair-valued according to procedures approved by the Board of Directors.
(m)	At March 31, 2009 the cost of securities for federal income tax purposes was $159,373,047. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,643,721
Gross unrealized depreciation	(33,611,534)
Net unrealized depreciation	$(30,967,813)

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

March 31, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (96.4%)
Basic Materials (2.8%)
Chemicals (1.3%)
9,272	Air Products and Chemicals, Inc.	$521,550
2,180	CF Industries Holdings, Inc.	155,063
39,916	E.I. Du Pont de Nemours & Company	891,324
3,208	Eastman Chemical Company	85,974
7,417	Ecolab, Inc.	257,592
3,477	International Flavors & Fragrances, Inc.	105,909
7,264	PPG Industries, Inc.	268,042
13,582	Praxair, Inc.	913,933
5,602	Rohm & Haas Company	441,661
5,402	Sigma-Aldrich Corporation	204,142
40,880	The Dow Chemical Company	344,618
		4,189,808
Construction (.1%)
4,840	Vulcan Materials Company	214,364
Containers - Metal/Glass (—)
7,340	Owens-Illinois, Inc. (b)	105,990
Iron and Steel (.3%)
4,905	AK Steel Holding Corporation	34,924
4,250	Allegheny Technologies, Inc.	93,202
13,889	Nucor Corporation	530,143
5,113	United States Steel Corporation	108,038
		766,307
Mining (.6%)
42,029	Alcoa, Inc.	308,493
18,207	Freeport-McMoRan Copper & Gold, Inc.	693,869
21,618	Newmont Mining Corporation	967,622
3,718	Titanium Metals Corporation	20,337
		1,990,321
Paper and Forest (.5%)
4,390	Bemis Company, Inc.	92,058
18,918	International Paper Company	133,183
18,302	Kimberly-Clark Corporation	843,905
7,554	MeadWestvaco Corporation	90,572
7,290	Plum Creek Timber Company, Inc.	211,920
9,342	Weyerhaeuser Company	257,559
		1,629,197
Capital Goods (6.8%)
Aerospace/Defense (2.1%)
17,075	General Dynamics Corporation	710,149
5,520	Goodrich Corporation	209,153
5,245	L-3 Communications Holdings, Inc.	355,611
14,685	Lockheed Martin Corporation	1,013,706
14,470	Northrop Grumman Corporation	631,471
17,696	Raytheon Company	689,082
6,993	Rockwell Collins, Inc.	228,252
32,114	The Boeing Company	1,142,616
41,675	United Technologies Corporation	1,791,192
		6,771,232
Containers - Metal/Glass (.1%)
4,148	Ball Corporation	180,023
Electrical Equipment (1.9%)
7,391	Cooper Industries, Ltd. (c)	191,131
33,393	Emerson Electric Company	954,372
467,054	General Electric Company	4,721,916
6,129	Molex, Inc.	84,212
		5,951,631
Engineering/Construction (.4%)
26,604	Caterpillar, Inc.	743,848
8,028	Fluor Corporation	277,367
5,410	Jacobs Engineering Group, Inc. (b)	209,151
		1,230,366

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods—continued
Machinery (.3%)
18,693	Deere & Company	$614,439
2,473	Flowserve Corporation	138,785
14,102	Ingersoll-Rand Company, Ltd. (c)	194,608
		947,832
Manufacturing (1.6%)
30,684	3M Company	1,525,608
8,905	Cummins, Inc.	226,632
11,276	Danaher Corporation	611,385
8,227	Dover Corporation	217,028
7,295	Eaton Corporation	268,894
32,471	Honeywell International, Inc.	904,642
16,999	Illinois Tool Works, Inc.	524,419
8,041	ITT Corporation	309,337
6,856	Leggett & Platt, Inc.	89,059
5,195	Pall Corporation	106,134
7,106	Parker Hannifin Corporation	241,462
6,979	Sealed Air Corporation	96,310
10,712	Textron, Inc.	61,487
5,745	The Manitowoc Company, Inc.	18,786
		5,201,183
Metal Fabrication (.1%)
6,253	Precision Castparts Corporation	374,555
Waste Management (.3%)
14,239	Republic Services, Inc.	244,199
3,772	Stericycle, Inc. (b)	180,038
21,736	Waste Management, Inc.	556,442
		980,679
Communication Services (6.1%)
Broadcasting (.7%)
30,034	CBS Corporation - Class B	115,331
127,401	Comcast Corporation - Class A (d)	1,737,750
23,395	The DIRECTV Group, Inc. (b)	533,172
		2,386,253
Computer Services & Software (.1%)
8,506	VeriSign, Inc. (b)	160,508
Publishing (—)
3,916	Scripps Networks Interactive, Inc. - Class A	88,149
Service (—)
4,705	Salesforce.com, Inc. (b)	153,995
Telecommunication (1.7%)
17,562	American Tower Corporation - Class A (b)	534,412
3,927	Ciena Corporation (b)	30,552
68,773	Corning, Inc.	912,618
6,261	Embarq Corporation	236,979
5,910	Harris Corporation	171,035
9,514	JDS Uniphase Corporation (b)	30,920
100,685	Motorola, Inc.	425,898
72,950	Qualcomm, Inc.	2,838,484
17,499	Tellabs, Inc. (b)	80,145
		5,261,043
Telephone (3.6%)
260,642	AT&T, Inc.	6,568,178
4,412	CenturyTel, Inc.	124,065
13,768	Frontier Communications Corporation	98,854
64,995	Qwest Communications International, Inc.	222,283
126,708	Sprint Nextel Corporation (b)	452,348
125,629	Verizon Communications, Inc.	3,793,996
19,508	Windstream Corporation	157,234
		11,416,958
Consumer Cyclical (8.5%)
Auto (.2%)
105,981	Ford Motor Company (b)	278,730
27,000	General Motors Corporation	52,380
26,280	Johnson Controls, Inc.	315,360
10,674	The Goodyear Tire & Rubber Company (b)	66,819
		713,289

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
Building Materials (—)
15,899	Masco Corporation	$110,975
Distribution Durables (.2%)
5,662	Fastenal Company	182,062
7,050	Genuine Parts Company	210,513
2,795	WW Grainger, Inc.	196,153
		588,728
Entertainment (.1%)
13,064	International Game Technology	120,450
2,958	Wynn Resorts, Ltd. (b)	59,071
		179,521
Hardware and Tools (.1%)
2,641	Black & Decker Corporation	83,350
2,538	Snap-On, Inc.	63,704
3,478	The Stanley Works	101,279
		248,333
Home Builders (.1%)
5,474	Centex Corporation	41,055
12,188	DR Horton, Inc.	118,224
3,246	KB Home	42,782
6,166	Lennar Corporation - Class A	46,307
9,483	Pulte Homes, Inc.	103,649
		352,017
Houseware (—)
3,221	Whirlpool Corporation	95,309
Leisure (.3%)
19,361	Carnival Corporation	418,198
10,330	Harley-Davidson, Inc.	138,319
5,456	Hasbro, Inc.	136,782
15,853	Mattel, Inc.	182,785
		876,084
Lodging - Hotel (.1%)
12,997	Marriott International, Inc. - Class A	212,631
8,068	Starwood Hotels & Resorts Worldwide, Inc.	102,464
7,850	Wyndham Worldwide Corporation	32,970
		348,065
Photography/Imagery (—)
11,861	Eastman Kodak Company	45,072
Publishing (.4%)
10,101	Gannett Company, Inc.	22,222
1,556	Meredith Corporation	25,892
101,728	News Corporation - Class A	673,439
13,905	The McGraw-Hill Companies, Inc.	318,007
5,123	The New York Times Company - Class A	23,156
280	The Washington Post Company - Class B	99,988
		1,162,704
Retail (6.3%)
3,834	Abercrombie & Fitch Company - Class A	91,249
14,216	Amazon.com, Inc. (b)	1,044,023
4,761	AutoNation, Inc. (b)	66,083
1,744	AutoZone, Inc. (b)	283,609
11,487	Bed Bath & Beyond, Inc. (b)	284,303
14,993	Best Buy Company, Inc.	569,134
3,553	Big Lots, Inc. (b)	73,831
19,161	Costco Wholesale Corporation	887,538
64,408	CVS/ Caremark Corporation	1,770,576
6,134	Family Dollar Stores, Inc.	204,692
7,243	GameStop Corporation - Class A (b)	202,949
74,985	Home Depot, Inc.	1,766,647
9,826	JC Penney Company, Inc.	197,208
13,477	Kohl’s Corporation (b)	570,347
11,967	Limited Brands, Inc.	104,113
64,822	Lowe’s Companies, Inc.	1,183,002
18,600	Macy’s, Inc.	165,540
17,127	Nike, Inc. - Class B	803,085
7,047	Nordstrom, Inc.	118,037
12,154	Office Depot, Inc. (b)	15,922
5,960	O’Reilly Automotive, Inc. (b)	208,660

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
2,518	Polo Ralph Lauren Corporation	$106,385
5,450	RadioShack Corporation	46,706
2,414	Sears Holding Corporation (b)	110,344
31,550	Staples, Inc.	571,370
33,293	Target Corporation	1,144,946
20,622	The Gap, Inc.	267,880
4,404	The Sherwin-Williams Company	228,876
5,382	Tiffany & Company	116,036
18,413	TJX Companies, Inc.	472,109
43,640	Walgreen Company	1,132,894
98,885	Wal-Mart Stores, Inc.	5,151,908
		19,960,002
Service (.4%)
5,380	Convergys Corporation (b)	43,470
47,662	eBay, Inc. (b)	598,635
9,276	Expedia, Inc. (b)	84,226
21,070	Interpublic Group of Companies, Inc. (b)	86,808
5,659	Monster Worldwide, Inc. (b)	46,121
13,751	Omnicom Group, Inc.	321,773
6,694	Robert Half International, Inc.	119,354
		1,300,387
Textiles (.2%)
5,792	Cintas Corporation	143,178
14,198	Coach, Inc. (b)	237,107
3,883	VF Corporation	221,758
		602,043
Trucks and Parts (.1%)
16,044	Paccar, Inc.	413,293
Consumer Staples (12.0%)
Agriculture Products (.9%)
28,389	Archer-Daniels-Midland Company	788,646
24,234	Monsanto Company	2,013,845
		2,802,491
Beverage (2.7%)
4,298	Brown-Forman Corporation Class B	166,891
14,024	Coca-Cola Enterprises, Inc.	184,977
8,611	Constellation Brands, Inc. - Class A (b)	102,471
11,219	Dr Pepper Snapple Group, Inc. (b)	189,713
6,675	Molson Coors Brewing Company - Class B	228,819
5,960	Pepsi Bottling Group, Inc.	131,954
68,830	PepsiCo, Inc.	3,543,368
88,038	The Coca-Cola Company	3,869,270
		8,417,463
Entertainment (.6%)
82,099	The Walt Disney Company	1,490,918
26,815	Viacom, Inc. - Class B (b)	466,045
		1,956,963
Food (1.7%)
9,059	Campbell Soup Company	247,854
19,774	ConAgra Foods, Inc.	333,587
6,803	Dean Foods Company (b)	122,998
14,500	General Mills, Inc.	723,260
13,915	HJ Heinz Company	460,030
3,130	Hormel Foods Corporation	99,252
11,149	Kellogg Company	408,388
64,986	Kraft Foods, Inc. - Class A	1,448,538
5,703	McCormick & Company, Inc.	168,638
30,761	Sara Lee Corporation	248,549
26,059	Sysco Corporation	594,145
7,318	The Hershey Company	254,300
5,211	The JM Smucker Company	194,214
13,370	Tyson Foods, Inc. - Class A	125,544
		5,429,297
Household Products (.2%)
4,986	Avery Dennison Corporation	111,387
6,121	Clorox Company	315,109

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Staples—continued
6,601	Fortune Brands, Inc.	$162,055
12,259	Newell Rubbermaid, Inc.	78,212
5,732	Pactiv Corporation (b)	83,630
		750,393
Personal Care (2.5%)
18,856	Avon Products, Inc.	362,601
22,172	Colgate-Palmolive Company	1,307,705
5,096	The Estee Lauder Companies, Inc. - Class A	125,616
129,621	The Procter & Gamble Company	6,103,853
		7,899,775
Restaurants (1.2%)
6,059	Darden Restaurants, Inc.	207,581
49,252	McDonald’s Corporation	2,687,682
32,489	Starbucks Corporation (b)	360,953
20,341	Yum! Brands, Inc.	558,971
		3,815,187
Retail (.4%)
18,969	Safeway, Inc.	382,984
9,364	Supervalu, Inc.	133,718
28,856	The Kroger Company	612,324
6,192	Whole Foods Market, Inc.	104,026
		1,233,052
Service (.1%)
4,778	Apollo Group, Inc. - Class A (b)	374,261
9,075	RR Donnelley & Sons Company	66,520
		440,781
Tobacco (1.7%)
91,381	Altria Group, Inc.	1,463,924
7,434	Lorillard, Inc.	458,975
88,628	Philip Morris International, Inc.	3,153,384
7,476	Reynolds American, Inc.	267,940
		5,344,223
Energy (12.7%)
Mining (.2%)
7,987	Consol Energy, Inc.	201,592
3,693	Massey Energy Company	37,373
11,825	Peabody Energy Corporation	296,098
		535,063
Oil & Gas (10.7%)
20,339	Anadarko Petroleum Corporation	790,984
14,805	Apache Corporation	948,852
4,523	Cabot Oil & Gas Corporation	106,607
24,856	Chesapeake Energy Corporation	424,043
88,656	Chevron Corporation	5,961,229
65,466	ConocoPhillips	2,563,649
19,628	Devon Energy Corporation	877,175
6,260	ENSCO International, Inc.	165,264
11,043	EOG Resources, Inc.	604,715
218,553	Exxon Mobil Corporation	14,883,457
12,549	Hess Corporation	680,156
31,291	Marathon Oil Corporation	822,641
8,436	Murphy Oil Corporation	377,680
12,513	Nabors Industries, Ltd. (b) (c)	125,005
7,647	Noble Energy, Inc.	412,020
35,837	Occidental Petroleum Corporation	1,994,329
5,100	Pioneer Natural Resources Company	83,997
6,936	Range Resources Corporation	285,486
4,964	Rowan Companies, Inc.	59,419
15,198	Southwestern Energy Company (b)	451,229
5,120	Sunoco, Inc.	135,578
22,834	Valero Energy Corporation	408,729
25,638	XTO Energy, Inc.	785,036
		33,947,280
Oil & Gas Services (1.4%)
13,661	Baker Hughes, Inc.	390,022
12,916	BJ Services Company	128,514
9,593	Cameron International Corporation (b)	210,374

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Energy—continued
3,120	Diamond Offshore Drilling, Inc.	$196,123
39,679	Halliburton Company	613,834
18,459	National Oilwell Varco, Inc. (b)	529,958
52,895	Schlumberger, Ltd.	2,148,595
9,697	Smith International, Inc.	208,292
6,040	Tesoro Corporation	81,359
		4,507,071
Pipelines (.4%)
22,387	Dynegy, Inc. - Class A (b)	31,566
30,897	El Paso Corporation	193,106
5,788	EQT Corporation	181,338
7,665	Questar Corporation	225,581
28,452	Spectra Energy Corporation	402,311
25,616	Williams Companies, Inc.	291,510
		1,325,412
Financial (11.0%)
Banks (3.5%)
283,113	Bank of America Corporation	1,930,831
24,676	BB&T Corporation	417,518
6,648	Comerica, Inc.	121,725
25,536	Fifth Third Bancorp	74,565
9,086	First Horizon National Corporation	97,584
23,101	Hudson City Bancorp, Inc.	270,051
16,193	Huntington Bancshares, Inc.	26,880
21,879	KeyCorp	172,188
3,448	M&T Bank Corporation	155,988
11,673	Marshall & Ilsley Corporation	65,719
9,883	Northern Trust Corporation	591,201
15,401	People’s United Financial, Inc.	276,756
18,927	PNC Financial Services Group, Inc.	554,372
30,721	Regions Financial Corporation	130,871
19,104	State Street Corporation	588,021
15,774	SunTrust Banks, Inc.	185,187
50,816	The Bank of New York Mellon Corporation	1,435,552
77,624	U.S. Bancorp	1,134,087
187,423	Wells Fargo & Company	2,668,904
5,085	Zions Bancorporation	49,986
		10,947,986
Commercial Services (.3%)
5,564	Equifax, Inc.	136,040
15,022	H&R Block, Inc.	273,250
8,425	Moody’s Corporation	193,101
14,202	Paychex, Inc.	364,565
8,724	Total Systems Services, Inc.	120,478
		1,087,434
Consumer Finance (.2%)
3,204	Mastercard, Inc. - Class A	536,606
Finance - Diversified (1.0%)
51,792	American Express Company	705,925
9,613	Ameriprise Financial, Inc.	196,970
17,329	Capital One Financial Corporation	212,107
17,194	CIT Group, Inc.	49,003
3,004	CME Group, Inc.	740,156
21,293	Discover Financial Services	134,359
3,883	Federated Investors, Inc. - Class B	86,436
3,240	IntercontinentalExchange, Inc. (b)	241,283
6,931	Janus Capital Group, Inc.	46,091
7,937	Leucadia National Corporation (b)	118,182
20,671	SLM Corporation (b)	102,321
6,005	The Nasdaq OMX Group, Inc. (b)	117,578
31,400	The Western Union Company	394,698
		3,145,109
Insurance (2.1%)
20,676	Aflac, Inc.	400,287

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
119,003	American International Group, Inc.	$119,003
12,099	AON Corporation	493,881
5,174	Assurant, Inc.	112,690
15,582	Chubb Corporation	659,430
11,987	Cigna Corporation	210,851
7,182	Cincinnati Financial Corporation	164,252
19,157	Genworth Financial, Inc. Class A	36,398
14,383	Hartford Financial Services Group, Inc.	112,907
11,323	Lincoln National Corporation	75,751
15,973	Loews Corporation	353,003
22,776	Marsh & McLennan Companies, Inc.	461,214
7,569	MBIA, Inc. (b)	34,666
36,181	MetLife, Inc.	823,841
11,479	Principal Financial Group, Inc.	93,898
18,752	Prudential Financial, Inc.	356,663
23,707	The Allstate Corporation	453,989
29,929	The Progressive Corporation (b)	402,246
25,867	The Travelers Companies, Inc.	1,051,235
3,713	Torchmark Corporation	97,392
14,646	Unum Group	183,075
15,134	XL Capital, Ltd. (c)	82,632
		6,779,304
Investment Bankers/Brokers (3.1%)
242,195	Citigroup, Inc.	612,753
25,236	E*Trade Financial Corporation (b)	32,302
6,683	Franklin Resources, Inc.	360,013
16,736	Invesco, Ltd. (c)	231,961
166,201	JPMorgan Chase & Company	4,417,624
6,309	Legg Mason, Inc.	100,313
47,521	Morgan Stanley	1,082,053
11,323	T Rowe Price Group, Inc.	326,782
41,459	The Charles Schwab Corporation	642,614
20,424	The Goldman Sachs Group, Inc.	2,165,352
		9,971,767
Real Estate (—)
9,900	CB Richard Ellis Group, Inc. - Class A (b)	39,897
Real Estate Investment Trust - Apartments (.1%)
5,140	Apartment Investment & Management Company - Class A	28,167
3,558	AvalonBay Communities, Inc.	167,439
12,064	Equity Residential	221,374
		416,980
Real Estate Investment Trust - Diversified (.1%)
6,266	Vornado Realty Trust	208,282
Real Estate Investment Trust - Health Care (.2%)
11,230	HCP, Inc.	200,455
4,860	Health Care REIT, Inc.	148,667
6,342	Ventas, Inc.	143,393
		492,515
Real Estate Investment Trust - Hotels (—)
23,239	Host Hotels & Resorts, Inc.	91,097
Real Estate Investment Trust - Office Property (.1%)
5,404	Boston Properties, Inc.	189,302
Real Estate Investment Trust - Regional Mall (.1%)
11,137	Simon Property Group, Inc.	385,786
Real Estate Investment Trust - Self Storage (.1%)
5,522	Public Storage, Inc.	305,090
Real Estate Investment Trust - Shopping Centers (—)
10,269	Kimco Realty Corporation	78,250
Real Estate Investment Trust - Warehouse/Industrial (—)
11,813	ProLogis	76,784
Special Services (.1%)
11,454	NYSE Euronext	205,027
Health Care (14.4%)
Biotechnology (1.6%)
45,729	Amgen, Inc. (b)	2,264,500

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Health Care—continued
13,184	Biogen Idec, Inc. (b)	$691,105
20,321	Celgene Corporation (b)	902,252
12,001	Genzyme Corporation (b)	712,739
7,638	Life Technologies Corporation (b)	248,082
2,425	Millipore Corporation (b)	139,219
		4,957,897
Drugs (7.3%)
68,348	Abbott Laboratories	3,260,200
13,600	Allergan, Inc.	649,536
6,735	AmerisourceBergen Corporation	219,965
87,547	Bristol-Myers Squibb Company	1,919,030
15,939	Cardinal Health, Inc.	501,760
3,060	Cephalon, Inc. (b)	208,386
44,719	Eli Lilly & Company	1,494,062
10,954	Express Scripts, Inc. (b)	505,746
13,339	Forest Laboratories, Inc. (b)	292,924
40,289	Gilead Sciences, Inc. (b)	1,866,186
7,007	Hospira, Inc. (b)	216,236
10,901	King Pharmaceuticals, Inc. (b)	77,070
21,717	Medco Health Solutions, Inc. (b)	897,781
93,217	Merck & Company, Inc.	2,493,555
13,476	Mylan, Inc. (b)	180,713
298,322	Pfizer, Inc.	4,063,146
71,931	Schering-Plough Corporation	1,693,975
4,586	Watson Pharmaceuticals, Inc. (b)	142,670
58,884	Wyeth	2,534,367
		23,217,308
Health Care - Diversified (.1%)
4,844	Laboratory Corporation of America Holdings (b)	283,326
Hospital Management (—)
18,369	Tenet Healthcare Corporation (b)	21,308
Managed Care (1.0%)
20,057	Aetna, Inc.	487,987
6,519	Coventry Health Care, Inc. (b)	84,356
7,466	Humana, Inc. (b)	194,713
12,111	McKesson Corporation	424,369
53,763	UnitedHealth Group, Inc.	1,125,260
22,042	WellPoint, Inc. (b)	836,935
		3,153,620
Medical Products/Supplies (4.2%)
27,149	Baxter International, Inc.	1,390,572
10,602	Becton Dickinson & Company	712,878
66,439	Boston Scientific Corporation (b)	528,190
22,286	Covidien, Ltd. (c)	740,787
4,398	CR Bard, Inc.	350,609
6,540	Dentsply International, Inc.	175,599
1,754	Intuitive Surgical, Inc. (b)	167,261
122,323	Johnson & Johnson	6,434,190
49,455	Medtronic, Inc.	1,457,439
3,993	Patterson Companies, Inc. (b)	75,308
15,309	St. Jude Medical, Inc. (b)	556,176
10,522	Stryker Corporation	358,169
5,448	Varian Medical Systems, Inc. (b)	165,837
9,855	Zimmer Holdings, Inc. (b)	359,708
		13,472,723
Special Services (.2%)
4,655	DaVita, Inc. (b)	204,587
6,827	Quest Diagnostics, Inc.	324,146
		528,733
Technology (16.1%)
Computer Hardware (4.8%)
4,315	Affiliated Computer Services, Inc. - Class A (b)	206,645
39,387	Apple, Inc. (b) (d)	4,140,361
76,536	Dell, Inc. (b)	725,561

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
105,995	Hewlett-Packard Company	$3,398,200
59,339	International Business Machines Corporation	5,749,356
3,403	Lexmark International, Inc. - Class A (b)	57,409
9,125	Pitney Bowes, Inc.	213,069
10,001	SanDisk Corporation (b)	126,513
32,935	Sun Microsystems, Inc. (b)	241,084
7,653	Teradata Corporation (b)	124,132
38,246	Xerox Corporation	174,019
		15,156,349
Computer Networking (2.9%)
7,484	Akamai Tehnologies, Inc. (b)	145,190
258,153	Cisco Systems, Inc. (b)	4,329,226
10,598	Google, Inc. - Class A (b)	3,688,740
23,092	Juniper Networks, Inc. (b)	347,766
61,661	Yahoo!, Inc. (b)	789,877
		9,300,799
Computer Peripherals (.3%)
88,978	EMC Corporation Massachusetts (b)	1,014,349
Computer Services & Software (4.7%)
23,176	Adobe Systems, Inc. (b)	495,735
10,008	Autodesk, Inc. (b)	168,234
22,330	Automatic Data Processing, Inc.	785,123
8,166	BMC Software, Inc. (b)	269,478
17,440	CA, Inc.	307,118
7,966	Citrix Systems, Inc. (b)	180,350
12,903	Cognizant Technology Solutions Corporation - Class A (b)	268,253
6,693	Computer Sciences Corporation (b)	246,570
10,906	Compuware Corporation (b)	71,871
14,233	Electronic Arts, Inc. (b)	258,898
8,420	Fidelity National Information Services, Inc.	153,244
8,031	IMS Health, Inc.	100,147
6,820	McAfee, Inc. (b)	228,470
338,153	Microsoft Corporation	6,211,871
14,627	NetApp, Inc. (b)	217,065
15,231	Novell, Inc. (b)	64,884
169,614	Oracle Corporation (b)	3,064,925
36,309	Symantec Corporation (b)	542,457
15,597	Time Warner Cable, Inc. - Class A	386,793
52,892	Time Warner, Inc.	1,020,822
		15,042,308
Electrical Equipment (.1%)
9,446	Jabil Circuit, Inc.	52,520
6,245	Rockwell Automation, Inc.	136,391
		188,911
Electrical Instruments (.5%)
15,567	Agilent Technologies, Inc. (b)	239,265
7,571	Amphenol Corporation - Class A	215,698
6,669	Flir Systems, Inc. (b)	136,581
2,575	Harman International Industries, Inc.	34,840
5,138	PerkinElmer, Inc.	65,612
18,494	Thermo Fischer Scientific, Inc. (b)	659,681
20,256	Tyco Electronics, Ltd. (c)	223,626
4,292	Waters Corporation (b)	158,589
		1,733,892
Electronic Components - Semiconductor (2.5%)
24,760	Advanced Micro Devices, Inc. (b)	75,518
12,971	Altera Corporation	227,641
12,880	Analog Devices, Inc.	248,198
58,792	Applied Materials, Inc.	632,014
18,815	Broadcom Corporation - Class A (b)	375,924
245,989	Intel Corporation	3,702,134
7,528	KLA-Tencor Corporation	150,560
9,812	Linear Technology Corporation	225,480
28,665	LSI Corporation (b)	87,142

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
9,883	MEMC Electronic Materials, Inc. (b)	$162,971
8,017	Microchip Technology, Inc.	169,880
33,780	Micron Technology, Inc. (b)	137,147
8,622	National Semiconductor Corporation	88,548
4,263	Novellus Systems, Inc. (b)	70,894
23,752	NVIDIA Corporation (b)	234,195
5,361	QLogic Corporation (b)	59,614
7,591	Teradyne, Inc. (b)	33,249
56,458	Texas Instruments, Inc.	932,122
12,123	Xilinx, Inc.	232,277
		7,845,508
Service - Data Processing (.3%)
2,340	Dun & Bradstreet Corporation	180,180
6,899	Fiserv, Inc. (b)	251,538
14,207	Intuit, Inc. (b)	383,589
7,944	Iron Mountain, Inc. (b)	176,118
		991,425
Transportation (2.0%)
Air Freight (1.0%)
7,588	CH Robinson Worldwide, Inc.	346,089
13,768	FedEx Corporation	612,538
44,025	United Parcel Service, Inc. - Class B	2,166,910
		3,125,537
Airlines (.1%)
32,734	Southwest Airlines Company	207,206
Railroads (.8%)
12,309	Burlington Northern Santa Fe Corporation	740,386
17,590	CSX Corporation	454,702
16,207	Norfolk Southern Corporation	546,986
22,255	Union Pacific Corporation	914,903
		2,656,977
Transport Services (.1%)
9,381	Expeditors International of Washington, Inc.	265,388
Trucking (—)
2,399	Ryder System, Inc.	67,916
Utilities (4.0%)
Electric Companies (3.7%)
7,460	Allegheny Energy, Inc.	172,848
9,383	Ameren Corporation	217,592
17,959	American Electric Power Company, Inc.	453,644
15,334	Centerpoint Energy, Inc.	159,934
10,022	CMS Energy Corporation	118,660
12,111	Consolidated Edison, Inc.	479,717
8,806	Constellation Energy Group, Inc.	181,932
25,806	Dominion Resources, Inc.	799,728
7,198	DTE Energy Company	199,385
56,642	Duke Energy Corporation	811,113
14,410	Edison International	415,152
8,379	Entergy Corporation	570,526
29,112	Exelon Corporation	1,321,394
13,482	FirstEnergy Corporation	520,405
18,087	FPL Group, Inc.	917,554
3,406	Integrys Energy Group, Inc.	88,692
12,131	NiSource, Inc.	118,884
7,616	Northeast Utilities	164,429
9,596	Pepco Holdings, Inc.	119,758
16,189	PG&E Corporation	618,744
4,453	Pinnacle West Capital Corporation	118,272
16,599	PPL Corporation	476,557
12,188	Progress Energy, Inc.	441,937
22,379	Public Service Enterprise Group, Inc.	659,509
5,359	SCANA Corporation	165,540
9,417	TECO Energy, Inc.	105,000
29,464	The AES Corporation (b)	171,186
34,392	The Southern Company	1,053,083
20,037	Xcel Energy, Inc.	373,289
		12,014,464
Natural Gas (.2%)
2,043	Nicor, Inc.	67,889

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Utilities—continued
10,766	Sempra Energy	$497,820
		565,709
Utilities Diversified (.1%)
5,171	Wisconsin Energy Corporation	212,890
Total common stocks (Cost: $238,538,522)		306,382,426

See accompanying notes to investments in securities.

Principal/		Market
Shares		Value(a)
Short-Term Securities (3.6%)
Investment Companies (3.6%)
$2,000,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.050	$2,000,000
9,503,262	Wells Fargo & Company Treasury Plus Fund, current rate 0.0340	9,503,262
	Total investment companies (cost: $11,503,262)	11,503,262
	Total short-term securities (cost: $11,503,262)	11,503,262
	Total investments in securities (cost: $250,041,784)(r)	$317,885,688
	Cash and other assets in excess of liabilities (.0%)	91,036
	Total net assets (100%)	$317,976,724

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.
(b)	Non-income producing.
(c)	The Portfolio held 0.6% of net assets in foreign securities at March 31, 2009.
(d)	Partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2009, securities with an aggregate market value of $4,210,700 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® EMINI	June 2009	285	Long	$557,375	$—

(e)	At March 31, 2009 the cost of securities for federal income tax purposes was $254,498,384. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$125,732,184
Gross unrealized depreciation	(62,344,880)
Net unrealized appreciation	$63,387,304

See accompanying notes to investments in securities.

International Bond Portfolio

Investments in Securities

March 31, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Fair
Principal(b)		Coupon	Maturity	Value(a)
Long-Term Debt Securities (82.1%)
Argentina (1.9%)
Government (1.9%)
$6,030,000	Republic of Argentina (USD) (d)	5.389%	08/03/12	$1,441,170
Australia (4.6%)
Government (4.6%)
1,440,000	New South Wales Treasury Corporation (AUD)	5.500%	03/01/17	1,018,415
305,000	New South Wales Treasury Corporation (AUD)	6.000%	05/01/12	222,867
1,800,000	Queensland Treasury Corporation (AUD)	6.000%	07/14/09	1,261,716
295,000	Queensland Treasury Corporation (AUD)	6.000%	08/14/13	216,342
585,000	Queensland Treasury Corporation (AUD)	6.000%	09/14/17	426,298
690,000	Queensland Treasury Corporation - 144A Issue (NZD) (e)	7.125%	09/18/17	426,890
				3,572,528
Brazil (5.3%)
Government (5.3%)
330,000	Nota Do Tesouro Nacional (BRL) (f)	10.000%	01/01/17	1,276,561
190,000	Nota Do Tesouro Nacional (BRL) (f)	10.362%	05/15/15	1,430,522
200,000	Nota Do Tesouro Nacional (BRL) (f)	10.362%	05/15/45	1,394,280
				4,101,363
Canada (2.0%)
Government (2.0%)
285,000	Province of Manitoba Canada (NZD)	6.375%	09/01/15	163,382
2,475,000	Province of Ontario Canada (NZD)	6.250%	06/16/15	1,396,810
				1,560,192
Egypt (.3%)
Government (.3%)
1,525,000	Egypt Treasury Bill (EGP) (c) (f)	0.049%	06/09/09	265,377
France (4.2%)
Government (4.2%)
2,330,000	France Government Bond (EUR)	4.250%	10/25/17	3,281,570
Germany (4.6%)
Banks (4.6%)
1,655,000	KfW Bankengruppe (NZD)	6.375%	02/17/15	950,581
3,091,000	KfW Bankengruppe (NZD)	6.500%	11/15/11	1,846,690
11,220,000	Landwirtschaftliche Rentenbank (MXN)	8.500%	02/22/16	800,588
				3,597,859
Hungary (.8%)
Government (.8%)
20,000	Hungary Government International Bond (EUR)	3.875%	02/24/20	19,298

See accompanying notes to investments in securities.

				Fair
Principal(b)		Coupon	Maturity	Value(a)
Hungary—continued
20,000	Republic of Hungary (EUR)	3.500%	07/18/16	$20,212
130,000	Republic of Hungary (EUR)	4.375%	07/04/17	136,146
340,000	Republic of Hungary (EUR)	5.750%	06/11/18	396,769
				572,425
Indonesia (7.4%)
Government (7.4%)
9,990,000,000	Indonesia Government Bond (IDR)	9.000%	09/15/13	790,123
18,680,000,000	Indonesia Government Bond (IDR)	9.500%	07/15/23	1,253,573
1,959,000,000	Indonesia Government Bond (IDR)	10.000%	09/15/24	135,271
2,155,000,000	Indonesia Government Bond (IDR)	10.250%	07/15/22	155,336
22,510,000,000	Indonesia Government Bond (IDR)	10.250%	07/15/27	1,551,766
6,128,000,000	Indonesia Government Bond (IDR)	11.000%	11/15/20	473,761
5,204,000,000	Indonesia Government Bond (IDR)	11.000%	09/15/25	386,350
8,576,000,000	Indonesia Government Bond (IDR)	12.800%	06/15/21	740,858
3,361,000,000	Indonesia Government Bond (IDR)	12.900%	06/15/22	290,754
				5,777,792
Malaysia (9.3%)
Government (9.3%)
25,750,000	Malaysian Government Bond (MYR)	3.756%	04/28/11	7,228,966
Mexico (11.4%)
Government (11.4%)
5,000,000	Mexican Bonos (MXN)	7.750%	12/14/17	353,116
7,150,000	Mexican Bonos (MXN)	8.000%	12/19/13	521,616
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	1,919,996
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	181,885
54,800,000	Mexican Bonos (MXN)	10.000%	12/05/24	4,546,034
16,000,000	Mexican Bonos (MXN)	10.000%	11/20/36	1,328,739
				8,851,386
Netherlands (2.2%)
Government (2.2%)
1,180,000	Netherlands Government Bond (EUR)	4.500%	07/15/17	1,679,033
Norway (3.2%)
Government (3.2%)
16,690,000	Norwegian Government Bond (NOK)	5.500%	05/15/09	2,479,449
Poland (3.5%)
Government (3.5%)
4,000,000	Poland Government Bond (PLN)	4.750%	04/25/12	1,098,027

See accompanying notes to investments in securities.

				Fair
Principal(b)		Coupon	Maturity	Value(a)
Poland—continued
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	$1,581,436
				2,679,463
Russia (2.7%)
Government (2.7%)
$1,156,400	Russia Government Bond (USD)	7.500%	03/31/30	1,090,404
1,029,000	Russia Government Bond - 144A Issue (USD) (e)	7.500%	03/31/30	967,260
				2,057,664
South Korea (10.1%)
Government (10.1%)
2,230,000,000	Korea Treasury Bond (KRW)	4.750%	12/10/11	1,649,286
4,180,000,000	Korea Treasury Bond (KRW)	5.250%	09/10/12	3,126,428
4,120,000,000	Korea Treasury Bond (KRW)	5.500%	09/10/17	3,044,708
				7,820,422
Sweden (4.1%)
Government (4.1%)
24,270,000	Sweden Government Bond (SEK)	5.250%	03/15/11	3,170,222
United States (4.4%)
Municipal Bonds (4.4%)
$30,000	Alabama Public Housing Authority - Class B	4.450%	01/01/24	28,990
55,000	Bexar County Hospital District	5.000%	02/15/32	51,064
50,000	Bexar County, Texas Municipal Bond	5.250%	08/15/47	47,701
85,000	California State Municipal Bond	5.000%	04/01/38	72,937
200,000	California State Municipal Bond	5.125%	04/01/33	176,616
1,550,000	California State Municipal Bond	6.000%	04/01/38	1,545,768
205,000	Florida Hurricane Catastrophe Fund	4.250%	07/01/14	200,836
120,000	Hamilton County, Ohio Municipal Bond	5.000%	12/01/32	114,702
75,000	Illinois Municipal Electric Agency	5.000%	02/01/35	72,566
100,000	Metropolitan Atlanta Rapid Transit Authority	5.000%	07/01/19	112,265
130,000	Minneapolis, Minnesota Municipal Bond Series B	6.500%	11/15/38	139,298
225,000	New Jersey Transportation Trust Fund Authority Series A	5.500%	12/15/38	232,497
100,000	New York, New York Municipal Bond	5.000%	04/01/26	97,761
100,000	North Carolina Eastern Municipal Power Agency	5.250%	01/01/19	103,392
100,000	Puerto Rico Commonwealth	5.500%	07/01/21	90,517
120,000	SanFrancisco, California Bay Area Toll Authority	5.500%	04/01/43	120,000
65,000	Seattle, Washington Municipal Bond	5.000%	09/01/34	63,895
120,000	Tarrant County, Texas Cultural Education Facilities Finance Corporation	6.250%	07/01/28	122,620
50,000	Wisconsin State Municipal Bond	5.000%	05/01/21	53,308
				3,446,733

See accompanying notes to investments in securities.

				Fair
Principle/(b)		Coupon	Maturity	Value(a)
Long-Term Debt Securities—continued
Venezuela (.1%)
Government (.1%)
$75,000	Venezuela Government International Bond (USD)	5.375%	08/07/10	$64,238
105,000	Venezuela Government International Bond (USD)	10.750%	09/19/13	75,862
				140,100
	Total long-term debt securities (cost: $75,683,041)			63,723,714
Short-Term Securities (9.3%)
U.S. Government and Agency Obligation (7.5%)
3,000,000	Federal Home Loan Mortgage Corporation (FHLMC)	0.060%	04/01/09	3,000,000
2,700,000	Federal National Mortgage Association (FNMA)	0.040%	04/01/09	2,700,000
100,000	Federal National Mortgage Association (FNMA)	0.090%	04/02/09	100,000
				5,800,000

Shares
Investment Companies (1.8%)
1,455,467	Dreyfus Treasury Cash Management Fund, current rate 0.070%			1,455,466
	Total short-term securities (cost: $7,255,466)			7,255,466
	Total investments in securities (cost: $82,938,507)(g)			$70,979,180
	Cash and other assets in excess of liabilities (8.6%)			6,671,290
	Total net assets (100%)			$77,650,470

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts

On March 31, 2009 International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
04/06/09	733,522	EUR	113,585,882	JPY	$174,265	$—
04/06/09	326,010	EUR	50,463,088	JPY	77,254	—
04/06/09	326,010	EUR	50,514,597	JPY	77,774	—
04/06/09	43,543,526	JPY	326,010	EUR	—	7,337
04/06/09	97,969,198	JPY	733,522	EUR	—	16,471
04/07/09	480,000	GBP	932,746	USD	244,090	—
04/07/09	717,130	USD	480,000	GBP	—	28,473
04/14/09	610,895	EUR	95,032,353	JPY	149,373	—
04/14/09	610,895	EUR	1,291,114	SGD	38,177	—
04/14/09	321,524	EUR	677,113	SGD	18,501	—
04/14/09	900,267	EUR	1,895,593	SGD	51,591	—
04/14/09	610,895	EUR	942,446	USD	131,805	—
04/14/09	321,524	EUR	498,799	USD	72,146	—
04/14/09	321,524	EUR	498,726	USD	72,072	—
04/14/09	321,120	GBP	839,966	SGD	91,499	—
04/14/09	1,798,412	SGD	932,419	EUR	54,963	—
04/14/09	1,622,473	SGD	832,379	EUR	37,881	—
04/14/09	131,269	SGD	67,888	EUR	3,785	—
04/14/09	702,450	SGD	321,120	GBP	—	1,091
04/14/09	1,198,979	USD	932,419	EUR	38,315	—
04/14/09	411,962	USD	321,524	EUR	14,691	—
04/17/09	321,524	EUR	669,561	SGD	13,501	—
04/17/09	624,303	SGD	321,524	EUR	16,251	—
04/20/09	643,048	EUR	1,345,899	SGD	31,385	—
04/20/09	321,524	EUR	673,336	SGD	15,946	—
04/20/09	1,248,876	SGD	643,048	EUR	32,391	—
04/20/09	624,303	SGD	321,524	EUR	16,284	—
04/21/09	320,638	EUR	1,562,629	MYR	3,178	—
04/24/09	160,319	EUR	335,772	SGD	7,948	—
04/24/09	318,025	SGD	160,319	EUR	3,716	—
04/27/09	160,319	EUR	334,666	SGD	7,203	—
04/27/09	240,177	GBP	1,443,233	MYR	51,231	—
04/27/09	1,443,233	MYR	268,683	GBP	—	10,330
04/27/09	309,842	SGD	160,319	EUR	9,111	—
04/30/09	80,059	GBP	483,973	MYR	17,858	—
04/30/09	483,973	MYR	90,088	GBP	—	3,467
05/06/09	104,207	EUR	212,905	SGD	1,627	—
05/06/09	201,326	SGD	104,207	EUR	5,982	—
05/07/09	80,059	GBP	482,492	MYR	17,443	—

See accompanying notes to investments in securities.

05/07/09	482,492	MYR	91,772	GBP	—	636
05/29/09	53,598	AUD	763,352,000	VND	6,004	—
06/02/09	46,655	AUD	664,187,000	VND	5,218	—
06/02/09	2,418,027	MXN	6,589,754	TWD	26,135	—
06/02/09	6,589,754	TWD	2,849,474	MXN	3,969	—
06/04/09	2,624,894	MXN	5,878,075	RUB	—	13,193
06/09/09	164,611	EUR	807,252	MYR	2,870	—
06/09/09	164,611	EUR	807,870	MYR	3,040	—
06/09/09	164,611	EUR	815,837	MYR	5,224	—
06/10/09	2,018,755	EUR	3,100,000	CHF	48,468	—
06/10/09	411,529	EUR	2,047,974	MYR	15,356	—
06/10/09	616,157	EUR	949,821	USD	132,068	—
06/12/09	69,739	EUR	348,019	MYR	2,866	—
06/12/09	421,759	USD	38,569,846	JPY	—	31,740
06/15/09	91,466	EUR	454,267	MYR	3,162	—
06/16/09	181,322	EUR	897,544	MYR	5,447	—
06/22/09	197,330	AUD	2,811,982,000	VND	22,391	—
07/13/09	204,914	EUR	423,588	SGD	6,371	—
07/13/09	204,914	EUR	316,818	USD	44,826	—
07/13/09	204,914	EUR	316,746	USD	44,754	—
07/13/09	405,299	SGD	204,914	EUR	5,648	—
07/14/09	157,626	EUR	785,135	MYR	6,062	—
07/14/09	204,914	EUR	424,227	SGD	6,789	—
07/14/09	31,525	EUR	1,450,150	TWD	1,141	—
07/14/09	204,914	EUR	9,385,492	TWD	6,213	—
07/14/09	252,202	EUR	390,674	USD	55,913	—
07/14/09	157,626	EUR	243,595	USD	34,370	—
07/14/09	404,047	SGD	204,914	EUR	6,472	—
07/14/09	9,385,492	TWD	215,291	EUR	7,562	—
07/14/09	1,450,150	TWD	32,973	EUR	781	—
07/15/09	104,033	EUR	521,746	MYR	4,976	—
07/15/09	31,525	EUR	157,940	MYR	1,463	—
07/15/09	252,202	EUR	1,260,253	MYR	10,806	—
07/15/09	63,050	EUR	131,669	SGD	2,837	—
07/15/09	141,863	EUR	296,111	SGD	6,287	—
07/15/09	135,558	EUR	6,277,555	TWD	6,157	—
07/15/09	15,763	EUR	732,980	TWD	805	—
07/15/09	173,389	EUR	7,972,756	TWD	6,195	—
07/15/09	267,964	EUR	418,868	USD	63,184	—
07/15/09	141,863	EUR	221,938	USD	33,635	—
07/15/09	124,391	SGD	63,050	EUR	1,946	—
07/15/09	280,520	SGD	141,863	EUR	3,958	—
07/15/09	732,980	TWD	16,667	EUR	394	—
07/15/09	7,972,756	TWD	182,885	EUR	6,410	—
07/15/09	6,277,555	TWD	142,532	EUR	3,100	—
07/16/09	100,881	EUR	504,506	MYR	4,432	—
07/16/09	44,135	EUR	2,043,450	TWD	1,996	—
07/16/09	2,043,450	TWD	46,465	EUR	1,096	—
07/17/09	102,457	EUR	512,613	MYR	4,563	—
07/17/09	102,457	EUR	212,885	SGD	3,900	—
07/17/09	102,457	EUR	4,750,777	TWD	4,851	—
07/17/09	204,914	EUR	321,674	USD	49,678	—
07/17/09	201,995	SGD	102,457	EUR	3,257	—
07/17/09	4,750,777	TWD	108,977	EUR	3,803	—

See accompanying notes to investments in securities.

07/22/09	157,626	EUR	245,463	USD	36,231	—
07/22/09	202,213	USD	157,626	EUR	7,020	—
07/24/09	70,932	EUR	356,866	MYR	3,700	—
07/24/09	102,457	EUR	213,127	SGD	4,053	—
07/24/09	111,914	EUR	5,161,306	TWD	4,530	—
07/24/09	362,540	EUR	567,121	USD	85,882	—
07/24/09	202,537	SGD	102,457	EUR	2,906	—
07/24/09	5,161,306	TWD	118,410	EUR	4,092	—
07/29/09	3,400,000	MXN	318,650	USD	83,342	—
07/31/09	6,115,262	MXN	577,484	USD	154,379	—
07/31/09	409,664	USD	6,115,262	MXN	13,440	—
08/04/09	3,588,681	MXN	338,587	USD	90,436	—
08/04/09	3,169,702	NZD	21,348,891,186	IDR	8,501	—
08/04/09	240,166	USD	3,588,681	MXN	7,985	—
08/12/09	378,437	NZD	6,350,173	RUB	—	33,817
08/14/09	184,724	NZD	3,091,541	RUB	—	16,788
08/14/09	174,520	NZD	2,114,923,650	VND	21,242	—
09/08/09	11,803,768	MXN	19,803,538,356	VND	305,188	—
09/18/09	118,958	EUR	1,142,000	CNY	8,983	—
09/23/09	297,524	EUR	2,845,000	CNY	20,813	—
09/23/09	446,246	EUR	4,273,100	CNY	32,093	—
09/24/09	589,743	AUD	12,396,783	RUB	—	63,350
09/24/09	410,605	AUD	8,630,122	RUB	—	44,137
09/24/09	327,271	EUR	3,176,000	CNY	29,697	—
09/28/09	548,017	AUD	11,401,203	RUB	—	62,615
10/07/09	161,604	AUD	1,990,085,208	VND	774	—
10/13/09	141,959	AUD	657,029	CNY	—	1,881
10/15/09	296,784	EUR	2,796,894	CNY	14,676	—
10/16/09	300,581	EUR	2,810,534	CNY	11,624	—
10/19/09	239,034	AUD	1,125,686	CNY	—	291
10/19/09	404,531	EUR	3,767,150	CNY	13,381	—
10/20/09	2,394,558	EUR	313,926,508	JPY	3,804	—
10/21/09	336,295	USD	2,328,000	CNY	3,957	—
10/23/09	659,082	USD	4,558,868	CNY	7,220	—
10/26/09	1,112,418	USD	7,735,902	CNY	18,209	—
10/27/09	660,113	USD	4,624,090	CNY	15,710	—
11/18/09	503,000	EUR	60,885,635	JPY	—	50,083
11/18/09	569,000	USD	54,111,900	JPY	—	19,725
12/04/09	192,831	EUR	1,776,000	CNY	3,368	—
12/04/09	192,886	USD	1,410,000	CNY	13,156	—
12/14/09	169,668	USD	1,196,159	CNY	5,118	—
12/14/09	339,335	USD	2,399,098	CNY	11,228	—
12/15/09	340,441	USD	2,408,380	CNY	11,477	—
12/15/09	340,441	USD	2,400,107	CNY	10,268	—
12/16/09	372,462	USD	2,621,203	CNY	10,552	—
12/16/09	372,462	USD	1,323,172	MYR	—	9,380
12/17/09	118,612	USD	838,584	CNY	3,923	—
12/17/09	118,611	USD	424,629	MYR	—	2,091
12/18/09	355,835	USD	2,522,120	CNY	12,699	—
12/21/09	97,798	USD	685,567	CNY	2,376	—
12/21/09	142,334	USD	508,132	MYR	—	2,896
12/21/09	73,349	USD	260,658	MYR	—	1,821
12/22/09	115,854	USD	806,346	CNY	1,967	—
12/22/09	118,656	USD	415,081	MYR	—	4,751

See accompanying notes to investments in securities.

12/23/09	94,889	USD	329,930	MYR	—	4,351
12/28/09	106,750	USD	373,285	MYR	—	4,310
01/05/10	2,919,174	EUR	31,461,400	SEK	—	36,456
01/28/10	271,200	USD	171,290,000	CLP	22,814	—
01/29/10	1,021,000	SGD	678,590	USD	7,834	—
01/29/10	1,533,000	SGD	1,021,101	USD	13,981	—
01/29/10	1,020,000	SGD	677,833	USD	7,734	—
01/29/10	2,549,000	SGD	1,701,068	USD	26,477	—
01/29/10	82,691	USD	51,930,000	CLP	6,446	—
01/29/10	363,812	USD	227,510,000	CLP	26,706	—
01/29/10	264,594	USD	166,750,000	CLP	21,630	—
01/29/10	4,500,000	USD	6,142,500,000	KRW	141,103	—
02/02/10	2,522,849	NZD	1,275,401	USD	—	127,572
02/02/10	409,000	SGD	272,122	USD	3,425	—
02/02/10	1,022,000	SGD	680,123	USD	8,707	—
02/02/10	132,288	USD	82,680,000	CLP	9,639	—
02/03/10	2,413,426	NZD	1,205,023	USD	—	137,010
02/03/10	1,281,000	SGD	850,603	USD	9,034	—
02/03/10	248,058	USD	155,160,000	CLP	18,291	—
02/03/10	158,867	USD	1,122,000	CNY	5,054	—
02/03/10	953,529	USD	6,724,000	CNY	28,827	—
02/04/10	1,288,000	SGD	850,524	USD	4,356	—
02/05/10	1,027,000	SGD	680,200	USD	5,498	—
02/08/10	809,000	SGD	537,363	USD	5,878	—
02/09/10	1,025,000	SGD	680,701	USD	7,312	—
02/11/10	406,300	SGD	272,387	USD	5,461	—
02/12/10	60,964	NZD	31,665	USD	—	2,215
02/12/10	132,293	USD	81,360,000	CLP	7,387	—
02/12/10	902,941	USD	1,228,000,000	KRW	26,869	—
02/12/10	397,585	USD	1,443,233	MYR	—	1,295
02/12/10	133,326	USD	483,973	MYR	—	434
02/16/10	330,735	USD	200,260,000	CLP	13,093	—
02/17/10	332,646	USD	199,920,000	CLP	10,603	—
02/17/10	133,004	USD	485,000	MYR	177	—
02/22/10	81,364	NZD	40,698	USD	—	4,489
02/26/10	232,855	USD	141,210,000	CLP	9,622	—
02/26/10	332,634	USD	201,410,000	CLP	13,215	—
02/26/10	166,315	USD	100,820,000	CLP	6,807	—
03/03/10	166,313	USD	100,320,000	CLP	5,962	—
03/04/10	266,117	USD	162,970,000	CLP	13,748	—
03/05/10	166,319	USD	102,120,000	CLP	9,051	—
03/08/10	156,559	USD	96,320,000	CLP	8,858	—
03/09/10	166,323	USD	102,330,000	CLP	9,418	—
03/18/10	625,000	SGD	406,398	USD	—	4,216
03/19/10	623,000	SGD	405,916	USD	—	3,385
03/19/10	312,000	SGD	203,138	USD	—	1,841
03/22/10	623,000	SGD	405,863	USD	—	3,438
03/22/10	622,000	SGD	406,125	USD	—	2,520
03/23/10	1,131,000	SGD	744,642	USD	1,592	—
03/24/10	195,650	AUD	133,071	USD	—	728
03/31/10	306,000	SGD	202,797	USD	1,759	—
					$3,962,454	$760,624

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts — Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro Dollar
GBP	British Sterling Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan, Prov. of China Dollar
USD	United States Dollar
VND	Vietnam Dong

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	For zero coupon issues (strips) the interest rate represents the yield to maturity at March 31, 2009.
(d)	Variable rate securities.
(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)	This security is being fair-valued according to procedures approved by the Board of Directors.
(g)	At March 31, 2009 the cost of securities for federal income tax purposes was $82,951,808. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$496,174
Gross unrealized depreciation	(12,468,802)
Net unrealized depreciation	$(11,972,628)

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

March 31, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (93.6%)
Basic Materials (6.7%)
Auto (.3%)
20,368	LKQ Corporation (b)	$290,651
Chemicals (3.6%)
11,836	Airgas, Inc.	400,175
13,300	Albemarle Corporation	289,541
9,651	Ashland, Inc.	99,695
9,517	Cabot Corporation	100,024
6,863	Cytec Industries, Inc.	103,082
10,554	FMC Corporation	455,300
9,871	Lubrizol Corporation	335,713
2,708	Minerals Technologies, Inc.	86,791
11,287	Olin Corporation	161,065
18,691	RPM International, Inc.	237,936
7,077	Sensient Technologies Corporation	166,310
14,512	Terra Industries, Inc.	407,642
6,392	The Scotts Miracle-Gro Company - Class A	221,802
14,559	Valspar Corporation	290,743
		3,355,819
Construction (.5%)
6,027	Martin Marietta Materials, Inc.	477,941
Iron and Steel (.6%)
6,413	Carpenter Technology Corporation	90,552
16,524	Cliffs Natural Resources, Inc.	300,076
23,576	Steel Dynamics, Inc.	207,705
		598,333
Manufacturing (.1%)
4,323	Mine Safety Appliances Company	86,546
Metal Fabrication (.5%)
16,349	Commercial Metals Company	188,831
9,283	Reliance Steel & Aluminum	244,421
		433,252
Paper and Forest (1.1%)
13,286	Louisiana-Pacific Corporation	29,628
14,904	Packaging Corporation of America	194,050
5,784	Potlatch Corporation	134,131
11,493	Rayonier, Inc.	347,318
14,516	Sonoco Products Company	304,546
15,502	Temple-Inland, Inc.	83,246
		1,092,919
Capital Goods (9.5%)
Aerospace/Defense (.1%)
14,704	BE Aerospace, Inc. (b)	127,484
Construction (.3%)
12,158	The Shaw Group, Inc. (b)	333,251
Containers - Metal/Glass (.2%)
4,972	Greif, Inc. - Class A	165,518
Electrical Equipment (1.0%)
8,489	Energizer Holdings, Inc. (b)	421,818
8,208	Hubbell, Inc. - Class B	221,288
17,334	Trimble Navigation, Ltd. (b) (d)	264,864
		907,970
Engineering/Construction (1.7%)
5,741	Dycom Industries, Inc. (b)	33,240
4,787	Granite Construction, Inc.	179,417
14,877	Joy Global, Inc.	316,880
28,380	Quanta Services, Inc. (b)	608,751
12,366	URS Corporation (b) (d)	499,710
		1,637,998
Hardware and Tools (.2%)
10,641	Kennametal, Inc.	172,491
Machinery (1.6%)
13,368	AGCO Corporation (b)	262,013
10,896	Bucyrus International, Inc.	165,401
8,667	Graco, Inc.	147,946
11,693	IDEX Corporation	255,726
6,189	Lincoln Electric Holdings, Inc.	196,129
13,827	Terex Corporation (b)	127,900
6,986	Wabtec Corporation	184,291

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods—continued
8,816	Zebra Technologies Corporation - Class A (b)	$167,680
		1,507,086
Manufacturing (4.0%)
15,539	Ametek, Inc.	485,905
9,868	Aptargroup, Inc.	307,290
8,877	Carlisle Companies, Inc.	174,256
6,890	Crane Company	116,303
11,223	Donaldson Company, Inc.	301,225
6,895	Federal Signal Corporation	36,337
11,692	Harsco Corporation	259,212
2,874	Lancaster Colony Corporation	119,214
4,479	Matthews International Corporation - Class A	129,040
4,887	Nordson Corporation	138,937
14,304	Pentair, Inc.	309,968
13,066	Roper Industries, Inc.	554,652
7,221	SPX Corporation	339,459
5,755	Teleflex, Inc.	224,963
5,890	The Brink’s Company	155,849
11,559	Trinity Industries, Inc.	105,649
		3,758,259
Metal Fabrication (.3%)
12,369	Timken Company	172,671
8,723	Worthington Industries, Inc.	75,977
		248,648
Trucks and Parts (.1%)
10,834	Oshkosh Corporation	73,021
Communication Services (1.7%)
Broadcasting (.1%)
11,055	Lamar Advertising Company — Class A (b)	107,786
Communications Equipment (.2%)
10,804	Neustar, Inc. - Class A (b)	180,967
Computer Networking (.3%)
8,606	Idexx Laboratories, Inc. (b)	297,596

Telecommunication (.6%)
14,062	ADC Telecommunications, Inc. (b)	61,732
7,949	Adtran, Inc.	128,853
10,543	CommScope, Inc. (b)	119,768
7,083	Plantronics, Inc.	85,492
38,337	RF Micro Devices, Inc. (b)	50,988
7,540	Syniverse Holdings, Inc. (b)	118,830
		565,663
Telephone (.5%)
33,169	Cincinnati Bell, Inc. (b)	76,289
14,698	Telephone & Data Systems, Inc.	389,644
		465,933
Consumer Cyclical (12.7%)
Auto (.4%)
16,816	BorgWarner, Inc.	341,365
5,164	Thor Industries, Inc.	80,662
		422,027
Distribution Durables (.4%)
6,525	MSC Industrial Direct Company - Class A	202,732
7,280	Tech Data Corporation (b)	158,558
		361,290
Entertainment (1.1%)
11,185	Dreamworks Animation SKG, Inc. - Class A (b)	242,043
4,041	International Speedway Corporation - Class A	89,144
11,904	Macrovision Solutions Corporation (b)	211,772
7,111	Marvel Entertainment, Inc. (b)	188,797
6,064	NetFlix, Inc. (b)	260,267
		992,023
Food & Health (.1%)
7,980	NBTY, Inc. (b)	112,358
Home Builders (1.0%)
5,366	MDC Holdings, Inc.	167,097

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
812	NVR, Inc. (b)	$347,333
6,240	Ryland Group, Inc.	103,958
18,888	Toll Brothers, Inc. (b)	343,006
		961,394
Leisure (.5%)
9,382	Callaway Golf Company	67,363
5,965	Priceline.com, Inc. (b)	469,923
		537,286
Lodging - Hotel (—)
8,209	Boyd Gaming Corporation	30,620
Manufacturing (.5%)
6,819	Lennox International, Inc.	180,431
4,890	Mettler Toledo International, Inc. (b) (c)	251,004
		431,435
Office Equipment (.2%)
7,813	Herman Miller, Inc.	83,287
6,451	HNI Corporation	67,090
		150,377
Publishing (.3%)
13,032	Belo Corporation - Class A	7,950
6,187	John Wiley & Sons, Inc. - Class A	184,249
3,774	Scholastic Corporation	56,874
		249,073
Retail (6.2%)
6,821	99 Cents Only Stores (b)	63,026
13,827	Advance Auto Parts, Inc.	568,013
9,725	Aeropostale, Inc. (b)	258,296
30,008	American Eagle Outfitters, Inc.	367,298
6,610	American Greetings Corporation - Class A	33,447
8,333	AnnTaylor Stores Corporation (b)	43,332
5,393	Barnes & Noble, Inc.	115,302
8,559	BJ’s Wholesale Club, Inc. (b)	273,802
32,080	CarMax, Inc. (b)	399,075
25,806	Chico’s FAS, Inc. (b)	138,578
6,901	Coldwater Creek, Inc. (b)	17,322
9,280	Collective Brands, Inc. (b)	90,387
9,212	Copart, Inc. (b)	273,228
12,384	Dick’s Sporting Goods, Inc. (b)	176,720
13,190	Dollar Tree, Inc. (b)	587,614
22,549	Foot Locker, Inc.	236,314
8,775	Guess?, Inc.	184,977
7,548	J Crew Group, Inc. (b)	99,483
18,502	PetSmart, Inc.	387,802
6,289	Regis Corporation	90,876
18,832	Ross Stores, Inc.	675,692
20,679	Saks, Inc. (b)	38,670
6,697	The Timberland Company - Class A (b)	79,962
6,786	The Warnaco Group, Inc. (b)	162,864
5,313	Under Armour, Inc. - Class A (b)	87,293
16,599	Urban Outfitters, Inc. (b)	271,726
12,611	Williams-Sonoma, Inc.	127,119
		5,848,218
Service (.7%)
17,462	Corrections Corporation of America (b)	223,688
5,544	Harte-Hanks, Inc.	29,660
5,995	Rollins, Inc.	102,814
9,463	Scientific Games Corporation - Class A (b)	114,597
9,764	Sotheby’s	87,876
12,627	ValueClick, Inc. (b)	107,456
		666,091
Special Services (.7%)
5,929	Brink’s Home Security Holdings, Inc. (b)	133,995
12,161	Hewitt Associates, Inc. (b)	361,911
37,204	Service Corporation International	129,842

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
4,955	The Corporate Executive Board Company
		$71,848
		697,596
Textiles (.6%)
13,620	Hanesbrands, Inc. (b)	130,343
8,169	Mohawk Industries, Inc. (b)	244,008
7,493	Phillips-Van Heusen Corporation	169,941
		544,292
Consumer Staples (7.3%)
Beverage (.6%)
10,526	Hansen Natural Corporation (b)	378,936
8,339	PepsiAmericas, Inc.	143,848
		522,784
Food (1.5%)
10,879	Corn Products International, Inc.	230,635
11,512	Flowers Food, Inc.	270,302
4,470	Panera Bread Company - Class A (b)	249,873
8,233	Ralcorp Holdings, Inc. (b) (d)	443,594
17,295	Smithfield Foods, Inc. (b)	163,611
3,876	Tootsie Roll Industries, Inc.	84,195
		1,442,210
Household Products (.8%)
861	Blyth, Inc.	22,498
10,209	Church & Dwight Company, Inc.	533,216
9,105	Tupperware Brands Corporation	154,694
		710,408
Personal Care (.3%)
12,417	Alberto-Culver Company	280,748
Restaurants (1.1%)
4,468	Bob Evans Farms, Inc.	100,173
14,830	Brinker International, Inc.	223,933
4,785	Chipotle Mexican Grill, Inc. - Class A (b)	317,628
8,699	The Cheesecake Factory (b)	99,604
60,856	Wendy’s/Arby’s Group, Inc. - Class A	306,106
		1,047,444
Retail (.1%)
5,719	Ruddick Corporation	128,392
Service (2.8%)
10,712	Career Education Corporation (b)	256,660
12,549	Corinthian Colleges, Inc. (b)	244,078
8,964	DeVry, Inc.	431,886
4,577	ITT Educational Services, Inc. (b)	555,739
3,998	Kelly Services, Inc. - Class A	32,184
6,513	Korn/Ferry International (b)	59,008
11,405	Manpower, Inc.	359,600
13,219	MPS Group, Inc. (b)	78,653
9,604	Rent-A-Center, Inc. (b)	186,029
2,088	Strayer Education, Inc.	375,569
8,717	United Rentals, Inc. (b)	36,699
		2,616,105
Tobacco (.1%)
3,637	Universal Corporation	108,819
Energy (6.9%)
Mining (.3%)
20,794	Arch Coal, Inc.	278,016
9,326	Patriot Coal Corporation (b)	34,599
		312,615
Oil & Gas (4.4%)
5,386	Bill Barrett Corporation (b)	119,785
12,132	Cimarex Energy Company	222,986
6,760	Comstock Resources, Inc. (b)	201,448

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Energy—continued
36,158	Denbury Resources, Inc. (b)	$537,308
7,542	Encore Acquisition Company (b)	175,502
14,124	Forest Oil Corporation (b)	185,731
15,126	Frontier Oil Corporation	193,462
14,320	Helix Energy Solutions Group, Inc. (b)	73,605
15,329	Helmerich & Payne, Inc.	349,041
13,108	Mariner Energy, Inc. (b)	101,587
19,329	Newfield Exploration Company (b) (d)	438,768
7,951	Oceaneering International, Inc. (b)	293,153
22,284	Patterson-UTI Energy, Inc.	199,665
15,661	Plains Exploration & Production Company (b)	269,839
25,265	Pride International, Inc. (b)	454,265
16,457	Quicksilver Resources, Inc. (b)	91,172
18,055	Southern Union Company	274,797
		4,182,114
Oil & Gas Services (1.4%)
8,975	Exterran Holdings, Inc. (b)	143,780
18,298	FMC Technologies, Inc. (b)	574,008
11,360	Superior Energy Services, Inc. (b)	146,430
7,501	Tidewater, Inc.	278,512
6,878	Unit Corporation (b)	143,888
		1,286,618
Pipelines (.4%)
11,573	National Fuel Gas Company	354,944
Service (.4%)
23,552	KBR, Inc.	325,253
Financial (16.8%)
Auto Finance (.1%)
19,163	AmeriCredit Corporation (b)	112,295

Banks (4.0%)
18,616	Associated Banc-Corp	287,431
10,524	BancorpSouth, Inc.	219,320
6,950	Bank of Hawaii Corporation	229,211
7,211	Cathay General Bancorp	75,211
5,890	City National Corporation	198,905
9,613	Commerce Bancshares, Inc.	348,952
8,648	Cullen/Frost Bankers, Inc.	405,937
11,830	FirstMerit Corporation	215,306
25,535	Fulton Financial Corporation	169,297
7,389	International Bancshares Corporation	57,634
15,553	NewAlliance Bancshares, Inc.	182,592
3,571	PacWest Bancorp	51,172
4,793	SVB Financial Group (b)	95,908
40,870	Synovus Financial Corporation	132,828
16,356	TCF Financial Corporation	192,347
29,467	The Colonial BancGroup, Inc.	26,520
7,092	Trustmark Corporation	130,351
19,653	Valley National Bancorporation	243,108
12,815	Washington Federal, Inc.	170,311
7,697	Webster Financial Corporation	32,712
4,202	Westamerica Bancorporation	191,443
10,059	Wilmington Trust Corporation	97,472
		3,753,968
Commercial Services (.1%)
7,448	Deluxe Corporation	71,724
Finance - Diversified (1.1%)
5,977	Affiliated Managers Group, Inc. (b)	249,301
17,016	Eaton Vance Corporation	388,816
7,440	FTI Consulting, Inc. (b)	368,131
6,884	Navigant Consulting, Inc. (b)	89,974
		1,096,222

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Insurance (4.9%)
10,939	American Financial Group, Inc.	$175,571
14,035	Arthur J Gallagher & Company	238,595
16,897	Brown & Brown, Inc.	319,522
8,939	Everest Re Group, Ltd. (c)	632,881
31,307	Fidelity National Financial, Inc. - Class A	610,800
13,536	First American Corporation	358,839
16,535	HCC Insurance Holdings, Inc.	416,517
5,700	Horace Mann Educators Corporation	47,709
5,181	Mercury General Corporation	153,876
34,211	Old Republic International Corporation	370,163
10,186	Protective Life Corporation	53,476
10,572	Reinsurance Group of America, Inc.	342,427
7,128	StanCorp Financial Group, Inc.	162,376
7,443	The Hanover Insurance Group, Inc.	214,507
7,165	Unitrin, Inc.	100,167
20,225	WR Berkley Corporation	456,074
		4,653,500
Investment Bankers/Brokers (.9%)
20,701	Apollo Investment Corporation	72,039
17,864	Jefferies Group, Inc.	246,523
14,277	Raymond James Financial, Inc.	281,257
12,362	Waddell & Reed Financial, Inc. - Class A	223,381
		823,200
Mortgage Revenue Bonds (.4%)
12,203	Lender Processing Services, Inc.	373,534
Real Estate Investment Trust (.1%)
5,039	Jones Lang Lasalle, Inc.	117,207
Real Estate Investment Trust - Apartments (.8%)
7,445	BRE Properties, Inc.	146,145
7,761	Camden Property Trust	167,482
3,903	Essex Property Trust, Inc.	223,798
21,661	UDR, Inc.	186,501
		723,926
Real Estate Investment Trust - Diversified (.5%)
6,353	Cousins Properties, Inc.	40,913
21,614	Duke Realty Corporation	118,877
14,707	Liberty Property Trust	278,551
		438,341
Real Estate Investment Trust - Health Care (.5%)
14,885	Nationwide Health Properties, Inc.	330,298
11,995	Omega Healthcare Investors, Inc.	168,890
		499,188
Real Estate Investment Trust - Hotels (.2%)
13,681	Hospitality Properties Trust	164,172
Real Estate Investment Trust - Office Property (.7%)
5,730	Alexandria Real Estate Equities, Inc.	208,572
9,253	Highwoods Properties, Inc.	198,199
9,668	Mack-Cali Realty Corporation	191,523
8,334	SL Green Realty Corporation	90,007
		688,301
Real Estate Investment Trust - Regional Mall (.1%)
11,212	The Macerich Company	70,187
Real Estate Investment Trust - Shopping Centers (1.2%)
4,839	Equity One, Inc.	58,987
8,598	Federal Realty Investment Trust	395,508
15,184	Realty Income Corporation	285,763
10,189	Regency Centers Corporation	270,722

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
11,278	Weingarten Realty Investors	$107,367
		1,118,347
Real Estate Investment Trust - Warehouse/Industrial (.3%)
19,455	AMB Property Corporation	280,152
Savings and Loans (.9%)
11,868	Astoria Financial Corporation	109,067
17,264	First Niagara Financial Group, Inc.	188,178
50,209	New York Community Bancorp, Inc.	560,835
		858,080

Health Care (10.7%)
Biotechnology (1.3%)
10,288	Affymetrix, Inc. (b)	33,642
2,762	Bio-Rad Laboratories, Inc. - Class A (b)	182,016
9,721	Charles River Laboratories International, Inc. (b)	264,508
25,170	Vertex Pharmaceuticals, Inc. (b) (d)	723,134
		1,203,300
Drugs (2.2%)
16,987	Endo Pharmaceuticals Holdings, Inc. (b)	300,330
8,256	Medicis Pharmaceutical Corporation - Class A	102,127
8,430	OSI Pharmaceuticals, Inc. (b)	322,532
11,301	Perrigo Company	280,604
17,152	Pharmaceutical Product Development, Inc.	406,845
15,890	Sepracor, Inc. (b)	232,947
3,378	United Therapeutics Corporation (b)	223,252
11,961	Valeant Pharmaceuticals International (b)	212,786
		2,081,423
Health Care Equipment (.7%)
10,240	Immucor, Inc. (b)	257,536
7,017	Masimo Corporation (b)	203,353
8,211	Thoratec Corporation (b)	210,941
		671,830
Hospital Management (1.0%)
13,319	Community Health Systems, Inc. (b)	204,313
35,896	Health Management Associates, Inc. - Class A (b)	92,612
4,360	Kindred Healthcare, Inc. (b)	65,182
7,582	LifePoint Hospitals, Inc. (b)	158,161
8,143	Psychiatric Solutions, Inc. (b)	128,089
7,200	Universal Health Services, Inc. - Class B	276,048
		924,405
Managed Care (.3%)
15,095	Health Net, Inc. (b)	218,576
6,147	Wellcare Health Plans, Inc. (b)	69,154
		287,730
Medical Products/Supplies (4.2%)
9,196	Beckman Coulter, Inc.	469,088
8,133	Edwards Lifesciences Corporation (b)	493,104
7,618	Gen-Probe, Inc. (b)	347,228
13,006	Henry Schein, Inc. (b)	520,370
9,108	Hill-Rom Holdings, Inc.	90,078
37,311	Hologic, Inc. (b)	488,401
8,006	Kinetic Concepts, Inc. (b)	169,087
6,022	Owens & Minor, Inc.	199,509
11,045	ResMed, Inc. (b)	390,330
8,505	STERIS Corporation	197,996
5,456	Techne Corporation	298,498
12,329	VCA Antech, Inc. (b)	278,019
		3,941,708
Personal Care (.1%)
5,074	Life Time Fitness, Inc. (b)
		63,729

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Health Care—continued
Special Services (.9%)
9,221	Covance, Inc. (b)	$328,544
10,828	Lincare Holdings, Inc. (b)	236,050
15,176	Omnicare, Inc.	371,660
		936,254
Technology (12.9%)
Aerospace/Defense (.6%)
29,508	SAIC, Inc. (b)	550,914
Computer Hardware (.7%)
4,394	Imation Corporation	33,614
32,402	Western Digital Corporation (b)	626,655
		660,269
Computer Networking (.7%)
56,295	3COM Corporation (b)	173,952
8,676	Alliance Data Systems Corporation (b) (d)	320,578
12,165	Polycom, Inc. (b)	187,219
		681,749
Computer Peripherals (.1%)
6,611	Avocent Corporation (b)	80,258
Computer Services & Software (4.6%)
5,084	ACI Worldwide, Inc. (b)	95,325
9,912	Acxiom Corporation	73,349
2,401	Advent Software, Inc. (b)	79,977
13,018	Ansys, Inc. (b)	326,752
38,514	Cadence Design Systems, Inc. (b)	161,759
9,821	Cerner Corporation (b)	431,829
5,390	Digital River, Inc. (b)	160,730
11,556	F5 Networks, Inc. (b)	242,098
8,609	Gartner, Inc. (b)	94,785
11,691	Global Payments, Inc.	390,596
23,511	Ingram Micro, Inc. - Class A (b)	297,179
13,443	Mentor Graphics Corporation (b)	59,687
13,080	Metavante Technologies, Inc. (b)	261,077
8,126	National Instruments Corporation	151,550
19,532	Palm, Inc. (b)	168,366
16,824	Parametric Technology Corporation (b)	167,904
19,482	SEI Investments Company	237,875
6,136	SRA International, Inc. - Class A (b)	90,199
11,994	Sybase, Inc. (b)	363,298
20,878	Synopsys, Inc. (b)	432,801
9,877	Wind River Systems, Inc. (b)	63,213
		4,350,349
Computer Systems (.8%)
9,634	Diebold, Inc.	205,686
12,223	Jack Henry & Associates, Inc.	199,479
3,030	Mantech International Corporation - Class A (b)	126,957
23,027	NCR Corporation (b)	183,065
		715,187
Electrical Defense (.3%)
4,764	Alliant Techsystems, Inc. (b)	319,093
Electrical Equipment (.3%)
20,033	Gentex Corporation	199,529
27,154	Vishay Intertechnology, Inc. (b)	94,496
		294,025
Electrical Instruments (.4%)
7,759	Thomas & Betts Corporation (b)	194,130
4,220	Varian, Inc. (b)	100,183
7,995	Woodward Governor Company	89,384
		383,697
Electronic Components - Semiconductor (1.9%)
65,349	Atmel Corporation (b)	237,217
12,881	Cree, Inc. (b)	303,090
18,019	Fairchild Semiconductor International, Inc. (b)	67,211
23,975	Integrated Device Technology, Inc. (b)	109,086

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
10,518	International Rectifier Corporation (b)	$142,098
17,711	Intersil Corporation - Class A	203,676
18,272	Lam Research Corporation (b)	416,053
8,793	Semtech Corporation (b)	117,387
6,514	Silicon Laboratories, Inc. (b)	171,970
		1,767,788
Electronics - Computer Distribution (.8%)
17,370	Arrow Electronics, Inc. (b)	331,072
21,840	Avnet, Inc. (b) (d)	382,418
		713,490
Service - Data Processing (1.0%)
20,433	Broadridge Financial Solutions, Inc.	380,258
5,934	DST Systems, Inc. (b)	205,435
6,102	Factset Research Systems, Inc.	305,039
7,108	Fair Isaac Corporation	100,010
		990,742
Special Services (.7%)
13,180	Aecom Technology Corporation (b)	343,734
6,194	Watson Wyatt Worldwide, Inc. - Class A	305,798
		649,532
Transportation (1.7%)
Airlines (.3%)
17,396	Airtran Holdings, Inc. (b)	79,152
5,283	Alaska Air Group, Inc. (b)	92,822
26,753	JetBlue Airways Corporation (b)	97,648
		269,622
Railroads (.2%)
13,327	Kansas City Southern (b)	169,386
Shipping (.2%)
5,971	Alexander & Baldwin, Inc.	113,628
3,479	Overseas Shipholding Group, Inc.	78,869
		192,497
Transport Services (.3%)
7,524	Landstar System, Inc.	251,828
8,636	YRC Worldwide, Inc. (b)	38,776
		290,604
Trucking (.7%)
6,719	Con-way, Inc.	120,472
7,088	GATX Corporation	143,390
11,929	JB Hunt Transport Services, Inc.	287,608
6,251	Werner Enterprises, Inc.	94,515
		645,985
Utilities (6.7%)
Electric Companies (3.6%)
16,081	Alliant Energy Corporation	397,040
5,632	Black Hills Corporation	100,756
16,879	DPL, Inc.	380,453
17,352	Great Plains Energy, Inc.	233,731
13,188	Hawaiian Electric Industries, Inc.	181,203
6,827	Idacorp, Inc.	159,479
26,735	MDU Resources Group, Inc.	431,503
15,546	NSTAR	495,606
34,107	NV Energy, Inc.	320,265
13,792	OGE Energy Corporation	328,525
12,586	PNM Resources, Inc.	103,960
15,790	Westar Energy, Inc.	276,799
		3,409,320
Natural Gas (1.9%)
11,193	AGL Resources, Inc.	296,950
10,436	Energen Corporation	304,001
15,318	Oneok, Inc.	346,646
15,722	UGI Corporation	371,196
11,793	Vectren Corporation	248,714
7,295	WGL Holdings, Inc.	239,276
		1,806,783
Utilities Diversified (.3%)
5,360	Itron, Inc. (b)	253,796

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Utilities—continued
Waste Management (.5%)
2,921	Clean Harbors, Inc. (b)	$140,208
11,623	Waste Connections, Inc. (b)	298,711
		438,919
Water Utilities (.4%)
19,710	Aqua America, Inc.	394,200
Total common stocks
(Cost: $126,751,501)		88,188,594

See accompanying notes to investments in securities.

Principal/		Market
Shares		Value(a)
Short-Term Securities (6.6%)
Investment Companies (6.6%)
$1,250,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.050	1,250,000
379,691	Wells Fargo & Company, current rate 0.200	379,691
4,650,365	Wells Fargo & Company Treasury Plus Fund, current rate 0.300	$4,650,365
	Total investment companies (cost: $6,280,056)	6,280,056
	Total short-term securities (cost: $6,280,056)	6,280,056
	Total investments in securities (cost: $133,031,557)(r)	$94,468,650
	Liabilities in excess of cash and other assets (-.2%)	(219,125)
	Total net assets (100%)	$94,249,525

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.
(b)	Non-income producing.
(c)	The Portfolio held .9% of net assets in foreign securities at March 31, 2009.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2009, securities with an aggregate market value of $2,496,680 were segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Depreciation
S&P Mid-Cap 400® EMINI	June 2009	121	Long	$370,597

(e)	At March 31, 2009 the cost of securities for federal income tax purposes was $133,808,384. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$4,761,641
Gross unrealized depreciation	(44,101,375)
Net unrealized depreciation	$(39,339,734)

See accompanying notes to investments in securities.

Real Estate Securities Portfolio

Investments in Securities

March 31, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (92.0%)
Financial (92.0%)
Finance - Diversified (.2%)
2,300	UltraShort Real Estate ProShares	$121,279
Real Estate (4.3%)
48,000	CB Richard Ellis Group, Inc. - Class A (b)	193,440
61,100	Digital Realty Trust, Inc.	2,027,298
		2,220,738
Real Estate Investment Trust - Apartments (18.2%)
31,600	American Campus Communities, Inc.	548,576
39,051	AvalonBay Communities, Inc.	1,837,740
41,900	BRE Properties, Inc.	822,497
27,400	Camden Property Trust	591,292
123,600	Equity Residential	2,268,060
32,400	Essex Property Trust, Inc.	1,857,816
21,200	Home Properties, Inc.	649,780
28,100	Mid-America Apartment Communities, Inc.	866,323
		9,442,084
Real Estate Investment Trust - Diversified (12.1%)
47,300	Cousins Properties, Inc.	304,612
11,900	Entertainment Properties Trust	187,544
30,400	Liberty Property Trust	575,776
51,300	National Retail Properties, Inc.	812,592
25,000	PS Business Parks, Inc.	921,250
74,515	Vornado Realty Trust	2,476,878
59,200	Washington Real Estate Investment Trust	1,024,160
		6,302,812
Real Estate Investment Trust - Health Care (13.9%)
28,800	Cogdell Spencer, Inc.	146,880
120,900	HCP, Inc.	2,158,065
55,400	Health Care REIT, Inc.	1,694,686
20,700	Healthcare Realty Trust, Inc.	310,293
50,500	Nationwide Health Properties, Inc.	1,120,595
80,200	Ventas, Inc.	1,813,322
		7,243,841
Real Estate Investment Trust - Hotels (2.0%)
62,000	Hersha Hospitality Trust	117,800
173,740	Host Hotels & Resorts, Inc.	681,061
36,900	LaSalle Hotel Properties	215,496
		1,014,357
Real Estate Investment Trust - Office Property (12.4%)
15,300	Alexandria Real Estate Equities, Inc.	556,920
56,921	Boston Properties, Inc.	1,993,943
58,220	Corporate Office Properties Trust	1,445,603
117,108	Douglas Emmett, Inc.	865,428
28,600	Highwoods Properties, Inc.	612,612
45,000	Kilroy Realty Corporation	773,550
19,700	SL Green Realty Corporation	212,760
		6,460,816
Real Estate Investment Trust - Regional Mall (8.0%)
98,262	Simon Property Group, Inc.	3,403,796
28,400	Taubman Centers, Inc.	483,936
42,900	The Macerich Company	268,554
		4,156,286
Real Estate Investment Trust - Self Storage (6.4%)
59,700	Public Storage, Inc.	3,298,425
Real Estate Investment Trust - Shopping Centers (9.9%)
63,556	Acadia Realty Trust	674,329
31,800	Federal Realty Investment Trust	1,462,800
98,800	Kimco Realty Corporation	752,856
17,500	Kite Realty Group Trust	42,875
39,800	Regency Centers Corporation	1,057,486
18,100	Saul Centers, Inc.	415,757
23,700	Tanger Factory Outlet Centers, Inc.	731,382
		5,137,485

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Real Estate Investment Trust - Warehouse/Industrial (4.6%)
41,100	AMB Property Corporation	$591,840
26,700	EastGroup Properties, Inc.	749,469
17,500	First Potomac Realty Trust	128,625
140,776	ProLogis	915,044
		2,384,978
Total common stocks (Cost: $82,285,104)		47,783,101

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Short-Term Securities (7.2%)
Investment Companies (7.2%)
2,000,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.050%	$2,000,000
1,770,075	Wells Fargo & Company Treasury Plus Fund, current rate 0.034%	1,770,075
	Total short-term securities (cost: $3,770,075)	3,770,075
	Total investments in securities (cost: $86,055,179)(c)	$51,553,176
	Cash and other assets in excess of liabilities (.8%)	413,242
	Total net assets (100%)	$51,966,418

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	Non-income producing.
(c)	At March 31, 2009 the cost of securities for federal income tax purposes was $89,487,222. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$(3,385,268)
Gross unrealized depreciation	(34,548,778)
Net unrealized depreciation	$(37,934,046)

See accompanying notes to investments in securities.

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

March 31, 2009

(1)   Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities.)  Each Portfolio is diversified except for the International Bond Portfolio.  The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately.  Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)   Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures.  A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated.  If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in Money Market, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using a highest-cost basis.  Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect it self from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Recent Accounting Pronouncements

In April 2009, the Financial Accounting Standards Board (FASB) issued a FASB Staff Position (FSP) 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly, providing additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. FSP 157-4 is effective for fiscal years and interim periods beginning after June 15, 2009. Management is currently evaluating the impact, if any, to the portfolios.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government sponsored enterprise securities or corporate securities having a value equal to, or in excess of , the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2009, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair values of $22,539,176 and $13,004,587 respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3)   Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At March 31, 2009, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate fair values of illiquid securities held by Bond and Mortgage were $24,367,214 and $8,243,354 respectively, which represent 7.9% and 7.1% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(4)   Fair Value Measurement

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective January 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Portfolios to measure fair value during the three months ended March  31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs

The following is a reconciliation of assets for which level 3 inputs were used in determining fair value:

	Fair Value Measurement at March 31, 2009 using
	Quoted Prices	Other Significant	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
Portfolio	(Level 1)	(Level 2)	(Level 3)	03/31/2009
Bond	$29,877,250	$297,148,365	$3,181,501	$330,207,116
Money Market	—	132,342,312	5,405,000	137,747,312
Mortgage Securities	17,533,121	109,468,042	1,122,641	128,123,804
Index 500	318,443,063	—	—	318,443,063
International Bond	4,657,297	65,156,973	4,366,740	74,181,010
Index 400 Mid-Cap	94,098,053	—	—	94,098,053
Real Estate Securities	51,553,176	—	—	51,553,176

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2009, is as follows:

Portfolio	Beginning balance 12/31/2008	Net purchases (sales)	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in and/or out of Level 3	Ending balance 03/31/2009
Bond	$4,172,162	$(1,070,035)	$(359)	$327,858	$(248,125)	$3,181,501
Money Market	385,714	5,019,242	—	44	—	5,405,000
Mortgage Securities	850,433	(65,826)	(351)	(46,801)	385,186	1,122,641
International Bond	8,598,893	(4,477,171)	48,275	196,743	—	4,366,740

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the quarter.  Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for tranfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

(5)   Derivative Instruments Reporting

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161), effective January 1, 2009.  In accordance with FAS 161, the Fund will now provide, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance.

Equity derivatives are purchased or sold to manage Portfolio liquidity and to attempt to protect current or intended stock investments from broad fluctuations in stock prices.

Interest rate derivatives are used both to manage the average duration of a Portfolio’s fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives are used to attempt to hedge against the effects of exchange rate changes on a Portfolios’ current or intended investments in foreign securities.

The table below details the risk exposure of each of the Portfolios from derivative instruments:

		Risk Exposure
	Total Value at				Foreign
Portfolios	March 31, 2009	Equity	Interest Rate	Credit	Exchange	Commodity
Bond	$157,410	$—	$157,410	$—	$—	$—
Money Market	—	—	—	—	—	—
Mortgage Securities	(281,430)	—	(281,430)	—	—	—
Index 500	557,375	557,375	—	—	—	—
International Bond	3,201,830	—	—	—	3,201,830	—
Index 400 Mid-Cap	(370,597)	(370,597)	—	—	—	—
Real Estate Securities	—	—	—	—	—	—
Total	$3,264,588	$186,778	$(124,020)	$—	$3,201,830	$—

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)
Gregory S. Strong, President

Date:  May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
Gregory S. Strong, President (Principal Executive Officer)

By (Signature and Title)
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date:  May 27, 2009